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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2012 through November 30, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                    Pioneer Oak Ridge Large
                    Cap Growth Fund

--------------------------------------------------------------------------------
                    Annual Report | November 30, 2013
--------------------------------------------------------------------------------

                    Ticker Symbols:

                    Class A   ORILX
                    Class B   ORLBX
                    Class C   ORLCX
                    Class R   ORLRX
                    Class Y   PORYX

                    [LOGO] PIONEER
                           Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         22

Notes to Financial Statements                                                31

Report of Independent Registered Public Accounting Firm                      38

Approval of Investment Advisory and Sub-Advisory Agreements                  39

Trustees, Officers and Service Providers                                     44

            Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 1

President's Letter

Dear Shareowner,

When we look at the U.S. economy heading into 2014, we continue to see slow, but steady, growth. Employment has also been rising steadily, but only modestly. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only modestly, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. The scaled-back "fiscal cliff" tax increases and spending cuts have meaningfully cut the budget deficit without driving the economy into recession. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation.

After observing the strengthening economic trends, the Federal Reserve (the Fed) hinted that it might begin scaling back its "QE" quantitative easing program later in 2013 and could terminate its bond purchases altogether sometime in 2014. In September, however, the Fed surprised many market participants by deciding not to start scaling back QE yet, but announced later in the year that it would, in fact, begin tapering QE. The Fed has also said that short-term interest rates are likely to remain near zero for some time to come, given that inflation remains subdued and unemployment remains too high.

The U.S. government's partial shutdown in October rattled the markets to a degree, but did not immediately have a significant negative impact on the economy or capital markets. As the year drew to a close, leaders in Washington reached a bipartisan budget agreement that establishes top-line government spending levels for the next two fiscal years, a move which should help to diffuse the threat of another shutdown. That certainly was welcome news for investors who had grown weary of the uncertainty caused by the constant, politically motived bickering over the nation's fiscal policies.

There are certainly risks and uncertainties that continue to plague the global economy as we head into the new year. The European economy remains weak, though it is beginning to show signs of stabilization, and a number of countries in the emerging markets have experienced difficulties. Still, a potential ending of the European recession, continuing economic improvement in Japan in response to the new government's easing policies, and a "soft landing" of 7% growth in China could very well result in an improving global outlook in 2014.

*   Dividends are not guaranteed.

2 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

There are also geopolitical worries abroad and the aforementioned political fights at home, and while most of the widely recognized risks we've outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

The Fed's aggressive monetary policies and fears about economic growth had helped drive long-term Treasury yields to unsustainably low levels; the return to more normal levels has resulted in disappointing returns for bond investors during much of 2013, but the stock market has delivered double-digit returns to equity investors who were willing to brave the "wall of worry".

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 3

Portfolio Management Discussion | 11/30/13

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the sub-adviser of Pioneer Oak Ridge Large Cap Growth Fund, discusses the factors that influenced the Fund's performance during the 12-month period ended November 30, 2013. Mr. Klaskin is Pioneer Oak Ridge Large Cap Growth Fund's lead portfolio manager.

Q   How did the Fund perform during the 12-month period ended November 30, 2013?

A Pioneer Oak Ridge Large Cap Growth Fund's Class A shares returned 29.27% at net asset value during the 12-month period ended November 30, 2013, while the Fund's benchmarks, the Russell 1000 Growth Index (the Russell Index) and the Standard & Poor's 500 Index, returned 29.74% and 30.28%, respectively. During the same period, the average return of the 711 mutual funds in Lipper's Large Cap Growth Funds category was 30.27%, and the average return of the 1,696 mutual funds in Morningstar's Large Growth category was 30.71%.

Q What were the main factors in the Fund's solid, albeit slightly lagging benchmark-relative performance during the 12-month period ended November 30, 2013?

A The primary reason for the Fund's solid showing in relation to the Russell Index during the period was strong stock selection in financials, though stock selection in consumer staples and health care also added to relative returns. In addition, the Fund's overweight positioning in health care made a very solid contribution to benchmark-relative returns.

    With respect to the Fund's positioning in health care, the portfolio's average allocation to the sector was about six percentage points above the Russell Index's weighting during the period. The positioning proved to be a substantial tailwind for Fund returns given that health care was the Russell Index's strongest-performing sector during the 12-month period. In terms of stock selection within the sector, the Fund benefited from the substantial gains of two biotechnology stocks held in the portfolio: Celgene and Gilead Sciences. Both companies have demonstrated superior earnings growth and have done so with sustainable, low-risk product portfolios.

    In financials, where the Fund's stock selection results added value to benchmark-relative returns, the portfolio's holdings that contributed the most to performance were Affiliated Managers Group, which

4 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 continues to benefit from robust asset inflows and rising stock prices, IntercontinentalExchange, which has benefited from rising trading volumes, and Goldman Sachs.

    The consumer staples sector had been a source of weakness for the Fund in recent years, but our investment approach was rewarded during the past 12 months. The portfolio's underweight position in the sector, which stems from what we believe to be a relative lack of attractive growth companies trading at compelling valuations, was a plus for the Fund's performance given that the sector was the second-weakest performer within the Russell Index during the 12-month period. In addition, the Fund's relative returns in the sector were boosted by the outperformance of portfolio positions in Mead Johnson Nutrition, Mondelez International, and PepsiCo.

Q Which of your investment decisions detracted from the Fund's performance during the 12-month period ended November 30, 2013?

A Stock selection in information technology was the largest detractor from the Fund's benchmark-relative returns during the period. In that sector, our decision not to hold Microsoft's stock in the portfolio detracted significantly from the Fund's benchmark-relative performance. We have avoided Microsoft simply because we do not think it should be classified as a "growth" company. Nevertheless, the software giant's share price soared during the past 12 months and thus not owning the stock was a negative factor in the Fund's relative performance, given that Microsoft represents more than 3% of the Russell Index.

    In addition, the Fund's absolute returns in information technology were pressured by an overweight portfolio position in IBM, an underweight position in Google, and positions in Apple, Altera, and Citrix Systems. The portfolio's best performer in the sector during the period, on both a relative and absolute basis, was LinkedIn, a company whose strong business model helped fuel better-than-expected growth.

    The story was the same for the Fund's performance in the industrials sector, where the portfolio's holdings performed very well but still fell short of the Russell Index's gain of more than 40%. The Fund's relative performance was also weak in the consumer discretionary sector, where the portfolio's holdings generated a strong return but still couldn't match the Russell Index's sector return, which came in at above 41%. We are comfortable, however, with our investment approach, as we believe the Fund's current positioning provides a measure of downside protection for the portfolio.

            Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 5

    Within consumer discretionary, positions in Michael Kors, a new addition to the portfolio during the period, and Priceline.com performed well. Priceline has boosted its earnings through successful expansion in Europe.

    Another detractor from the Fund's benchmark-relative performance during the period was a cash position that averaged about 4% of the portfolio's assets during the 12-month period. That type of cash position is normal for the portfolio, as we believe it is necessary both for managing cash flows and making sure the Fund is in a position to take advantage of investment opportunities as they arise. However, during a 12-month period featuring a bullish market with gains of 30% to 40%, even the small cash position had a significant negative effect on the Fund's benchmark-relative returns.

Q   What is your outlook?

A Although the U.S. stock market has produced outstanding returns over the past year, we believe that large-cap stock valuations remain reasonable in relation to historical levels. In addition, corporate balance sheets remain very strong, and looser credit conditions have allowed companies to return value to shareholders through share buybacks and dividend payments*. Taken together, we believe these factors indicate that there is latitude for additional upside within the large-cap market in 2014. At the same time, however, we do not think it is reasonable to expect the same type of robust performance in the coming year that we have enjoyed in 2013. At this stage, we feel that investors are likely to become more discriminating, which means that individual stock selection should play an increasingly important role in overall performance. We believe the Fund, by virtue of our emphasis on what we believe to be high-quality firms with recurring revenues and sound business practices, is well positioned for this evolving environment.

*   Dividends are not guaranteed.

6 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Please refer to the Schedule of Investments on pages 17-21 for a full listing of Fund securities.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

            Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 7

Portfolio Summary | 11/30/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.9%
International Common Stocks                                                 4.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     23.2%
Consumer Discretionary                                                     21.8%
Health Care                                                                19.0%
Industrials                                                                13.7%
Consumer Staples                                                            7.0%
Financials                                                                  6.4%
Energy                                                                      4.6%
Materials                                                                   4.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Celgene Corp.                                                         4.38%
--------------------------------------------------------------------------------
 2.  Apple, Inc.                                                           4.32
--------------------------------------------------------------------------------
 3.  TJX Companies, Inc.                                                   3.80
--------------------------------------------------------------------------------
 4.  Johnson & Johnson                                                     3.24
--------------------------------------------------------------------------------
 5.  Gilead Sciences, Inc.                                                 3.17
--------------------------------------------------------------------------------
 6.  Danaher Corp.                                                         3.13
--------------------------------------------------------------------------------
 7.  Visa, Inc.                                                            3.02
--------------------------------------------------------------------------------
 8.  QUALCOMM, Inc.                                                        2.96
--------------------------------------------------------------------------------
 9.  Illinois Tool Works, Inc.                                             2.90
--------------------------------------------------------------------------------
10.  Express Scripts Holding Co.                                           2.75
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Prices and Distributions | 11/30/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                  11/30/13                11/30/12
--------------------------------------------------------------------------------
           A                     $17.40                  $13.46
--------------------------------------------------------------------------------
           B                     $15.97                  $12.47
--------------------------------------------------------------------------------
           C                     $16.07                  $12.54
--------------------------------------------------------------------------------
           R                     $16.78                  $13.01
--------------------------------------------------------------------------------
           Y                     $17.69                  $13.68
--------------------------------------------------------------------------------

Distributions per Share: 12/1/12- 11/30/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Short-Term          Long-Term
         Class            Dividends         Capital Gains       Capital Gains
--------------------------------------------------------------------------------
           A                $  --               $  --               $  --
--------------------------------------------------------------------------------
           B                $  --               $  --               $  --
--------------------------------------------------------------------------------
           C                $  --               $  --               $  --
--------------------------------------------------------------------------------
           R                $  --               $  --               $  --
--------------------------------------------------------------------------------
           Y                $  --               $  --               $  --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Growth Index is an unmanaged index that measures the performance of U.S. large-cap growth stocks. The Standard & Poor's 500 Index is unmanaged, and represents a broad measure of the U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-14.

            Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 9

Performance Update | 11/30/13                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Oak Ridge Large Cap Growth Fund at public offering price during the periods shown, compared to the values of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                  Net Asset          Public Offering
Period            Value (NAV)        Price (POP)
--------------------------------------------------------------------------------
10 Years           5.74%              5.12%
5 Years           15.79              14.43
1 Year            29.27              21.85
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross              Net
--------------------------------------------------------------------------------
                   1.63%              1.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Oak Ridge       Russell 1000
                        Large Cap Growth Fund   Growth Index   S&P 500 Index
11/30/2003              $  9,425                $ 10,000       $ 10,000
11/30/2004              $ 10,548                $ 10,583       $ 11,285
11/30/2005              $ 11,656                $ 11,613       $ 12,237
11/30/2006              $ 11,950                $ 12,584       $ 13,977
11/30/2007              $ 12,947                $ 14,170       $ 15,055
11/30/2008              $  7,916                $  8,537       $  9,322
11/30/2009              $ 10,389                $ 11,568       $ 11,689
11/30/2010              $ 10,973                $ 13,192       $ 12,853
11/30/2011              $ 11,380                $ 14,332       $ 13,856
11/30/2012              $ 12,744                $ 16,471       $ 16,089
11/30/2013              $ 16,474                $ 21,369       $ 20,961

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class A shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

10 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Performance Update | 11/30/13                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Oak Ridge Large Cap Growth Fund during the periods shown, compared to the values of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                  If                 If
Period            Held               Redeemed
--------------------------------------------------------------------------------
10 Years           4.80%              4.80%
5 Years           14.74              14.74
1 Year            28.07              24.07
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross              Net
--------------------------------------------------------------------------------
                   2.66%              2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Oak Ridge       Russell 1000
                        Large Cap Growth Fund   Growth Index   S&P 500 Index
11/30/2003              $ 10,000                $ 10,000       $ 10,000
11/30/2004              $ 11,109                $ 10,583       $ 11,285
11/30/2005              $ 12,155                $ 11,613       $ 12,237
11/30/2006              $ 12,355                $ 12,584       $ 13,977
11/30/2007              $ 13,254                $ 14,170       $ 15,055
11/30/2008              $  8,033                $  8,537       $  9,322
11/30/2009              $ 10,444                $ 11,568       $ 11,689
11/30/2010              $ 10,944                $ 13,192       $ 12,853
11/30/2011              $ 11,244                $ 14,332       $ 13,856
11/30/2012              $ 12,475                $ 16,471       $ 16,089
11/30/2013              $ 15,976                $ 21,369       $ 20,961

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class B shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 11

Performance Update | 11/30/13                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Oak Ridge Large Cap Growth Fund during the periods shown, compared to the values of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                  If                 If
Period            Held               Redeemed
--------------------------------------------------------------------------------
10 Years           4.86%              4.86%
5 Years           14.74              14.74
1 Year            28.15              28.15
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross              Net
--------------------------------------------------------------------------------
                   2.30%              2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Oak Ridge       Russell 1000
                        Large Cap Growth Fund   Growth Index   S&P 500 Index
11/30/2003              $ 10,000                $ 10,000       $ 10,000
11/30/2004              $ 11,118                $ 10,583       $ 11,285
11/30/2005              $ 12,182                $ 11,613       $ 12,237
11/30/2006              $ 12,401                $ 12,584       $ 13,977
11/30/2007              $ 13,317                $ 14,170       $ 15,055
11/30/2008              $  8,079                $  8,537       $  9,322
11/30/2009              $ 10,499                $ 11,568       $ 11,689
11/30/2010              $ 10,999                $ 13,192       $ 12,853
11/30/2011              $ 11,299                $ 14,332       $ 13,856
11/30/2012              $ 12,539                $ 16,471       $ 16,089
11/30/2013              $ 16,068                $ 21,369       $ 20,961

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class C shares of the Fund for periods prior to February 13, 2004, includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class C shares were first publicly offered on February 17, 2004.

12 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Performance Update | 11/30/13                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Oak Ridge Large Cap Growth Fund during the periods shown, compared to the values of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                  If                 If
Period            Held               Redeemed
--------------------------------------------------------------------------------
10 Years           5.32%              5.32%
5 Years           15.48              15.48
1 Year            28.98              28.98
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross              Net
--------------------------------------------------------------------------------
                   1.96%              1.45%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Oak Ridge       Russell 1000
                        Large Cap Growth Fund   Growth Index   S&P 500 Index
11/30/2003              $ 10,000                $ 10,000       $ 10,000
11/30/2004              $ 11,008                $ 10,583       $ 11,285
11/30/2005              $ 12,117                $ 11,613       $ 12,237
11/30/2006              $ 12,400                $ 12,584       $ 13,977
11/30/2007              $ 13,402                $ 14,170       $ 15,055
11/30/2008              $  8,171                $  8,537       $  9,322
11/30/2009              $ 10,692                $ 11,568       $ 11,689
11/30/2010              $ 11,273                $ 13,192       $ 12,853
11/30/2011              $ 11,663                $ 14,332       $ 13,856
11/30/2012              $ 13,014                $ 16,471       $ 16,089
11/30/2013              $ 16,785                $ 21,369       $ 20,961

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor Fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class R shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class R shares were first publicly offered on February 17, 2004.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 13

Performance Update | 11/30/13                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Oak Ridge Large Cap Growth Fund during the periods shown, compared to the values of the Russell 1000 Growth Index and the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                  If                 If
Period            Held               Redeemed
--------------------------------------------------------------------------------
10 Years           5.97%              5.97%
5 Years           15.95              15.95
1 Year            29.31              29.31
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                   1.11%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                        Pioneer Oak Ridge       Russell 1000
                        Large Cap Growth Fund   Growth Index   S&P 500 Index
11/30/2003              $ 5,000,000             $  5,000,000   $  5,000,000
11/30/2004              $ 5,603,757             $  5,291,347   $  5,642,296
11/30/2005              $ 6,203,718             $  5,806,424   $  6,118,307
11/30/2006              $ 6,391,437             $  6,292,120   $  6,988,389
11/30/2007              $ 6,945,676             $  7,084,845   $  7,527,555
11/30/2008              $ 4,261,273             $  4,268,712   $  4,661,087
11/30/2009              $ 5,599,509             $  5,784,123   $  5,844,259
11/30/2010              $ 5,931,436             $  6,596,018   $  6,426,349
11/30/2011              $ 6,163,645             $  7,166,245   $  6,928,075
11/30/2012              $ 6,905,706             $  8,235,373   $  8,044,512
11/30/2013              $ 8,929,966             $ 10,684,731   $ 10,480,699

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor Fund. In the reorganization, the predecessor fund exchanged its assets for Class A shares of the Fund. The performance shown for Class Y shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). The performance shown for Class Y shares of the Fund for the period from February 13, 2004, to the inception of Class Y shares on August 11, 2004, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance for Class Y shares for periods prior to their inception on August 11, 2004, would have been higher than the performance shown. For the period beginning August 11, 2004, the actual performance of Class Y shares is reflected.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

14 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an invest-ment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from June 1, 2013 through November 30, 2013.

--------------------------------------------------------------------------------
Share Class                   A           B          C          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/13
--------------------------------------------------------------------------------
Ending Account            $1,153.06   $1,148.10  $1,148.71  $1,151.71  $1,153.22
Value (after expenses)
on 11/30/13
--------------------------------------------------------------------------------
Expenses Paid             $    6.48   $   11.31  $   11.31  $    7.82  $    6.32
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 1.17%, for Class A, Class B, Class C, Class R and Class Y shares respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2013 through November 30, 2013.

--------------------------------------------------------------------------------
Share Class                   A           B          C          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/13
--------------------------------------------------------------------------------
Ending Account            $1,019.05   $1,014.54  $1,014.54  $1,017.80  $1,019.20
Value (after expenses)
on 11/30/13
--------------------------------------------------------------------------------
Expenses Paid             $    6.07   $   10.61  $   10.61  $    7.33  $    5.92
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 2.10%, 1.45%, and 1.17%, for Class A, Class B, Class C, Class R and Class Y shares respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Schedule of Investments | 11/30/13

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
              COMMON STOCKS -- 96.4%
              ENERGY -- 4.2%
              Oil & Gas Equipment & Services -- 1.4%
     14,765   Schlumberger, Ltd.                                     $ 1,305,521
--------------------------------------------------------------------------------
              Oil & Gas Exploration & Production -- 2.8%
      8,500   Concho Resources, Inc.*                                $   883,405
     55,710   Denbury Resources, Inc.*                                   929,243
     23,505   Southwestern Energy Co.*                                   908,703
                                                                     -----------
                                                                     $ 2,721,351
                                                                     -----------
              Total Energy                                           $ 4,026,872
--------------------------------------------------------------------------------
              MATERIALS -- 4.2%
              Industrial Gases -- 1.9%
     14,415   Praxair, Inc.                                          $ 1,820,038
--------------------------------------------------------------------------------
              Specialty Chemicals -- 2.3%
     20,475   Ecolab, Inc.                                           $ 2,194,306
                                                                     -----------
              Total Materials                                        $ 4,014,344
--------------------------------------------------------------------------------
              CAPITAL GOODS -- 13.3%
              Aerospace & Defense -- 4.9%
      9,735   Precision Castparts Corp.                              $ 2,516,011
     19,965   United Technologies Corp.                                2,213,320
                                                                     -----------
                                                                     $ 4,729,331
--------------------------------------------------------------------------------
              Electrical Components & Equipment -- 2.5%
     49,077   AMETEK, Inc.                                           $ 2,415,570
--------------------------------------------------------------------------------
              Industrial Conglomerates -- 3.1%
     38,845   Danaher Corp.                                          $ 2,905,606
--------------------------------------------------------------------------------
              Industrial Machinery -- 2.8%
     33,875   Illinois Tool Works, Inc.                              $ 2,695,772
                                                                     -----------
              Total Capital Goods                                    $12,746,279
--------------------------------------------------------------------------------
              CONSUMER DURABLES & APPAREL -- 3.4%
              Apparel, Accessories & Luxury Goods -- 3.4%
     25,195   Michael Kors Holdings, Ltd.*                           $ 2,054,652
      5,400   VF Corp.                                                 1,266,732
                                                                     -----------
                                                                     $ 3,321,384
                                                                     -----------
              Total Consumer Durables & Apparel                      $ 3,321,384
--------------------------------------------------------------------------------
              CONSUMER SERVICES -- 3.2%
              Hotels, Resorts & Cruise Lines -- 2.1%
     42,385   Marriott International, Inc.                           $ 1,992,943
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 17

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
              Restaurants -- 1.1%
     13,770   Starbucks Corp.                                        $ 1,121,704
                                                                     -----------
              Total Consumer Services                                $ 3,114,647
--------------------------------------------------------------------------------
              RETAILING -- 14.3%
              Internet Retail -- 1.9%
      1,515   priceline.com, Inc.*                                   $ 1,806,380
--------------------------------------------------------------------------------
              General Merchandise Stores -- 1.5%
     26,670   Dollar Tree, Inc.*                                     $ 1,484,186
--------------------------------------------------------------------------------
              Apparel Retail -- 3.7%
     56,145   TJX Companies, Inc.                                    $ 3,530,398
--------------------------------------------------------------------------------
              Specialty Stores -- 3.6%
     52,545   Sally Beauty Holdings, Inc.*                           $ 1,478,616
     15,895   Ulta Salon Cosmetics & Fragrance, Inc.*                  2,017,711
                                                                     -----------
                                                                     $ 3,496,327
--------------------------------------------------------------------------------
              Automotive Retail -- 2.0%
     15,275   O'Reilly Automotive, Inc.*                             $ 1,908,764
--------------------------------------------------------------------------------
              Homefurnishing Retail -- 1.6%
     19,825   Bed Bath & Beyond, Inc.*                               $ 1,546,945
                                                                     -----------
              Total Retailing                                        $13,773,000
--------------------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 5.0%
              Soft Drinks -- 2.1%
     24,220   PepsiCo, Inc.                                          $ 2,045,621
--------------------------------------------------------------------------------
              Packaged Foods & Meats -- 2.9%
     18,670   Mead Johnson Nutrition Co.                             $ 1,577,802
     35,890   Mondelez International, Inc.                             1,203,392
                                                                     -----------
                                                                     $ 2,781,194
                                                                     -----------
              Total Food, Beverage & Tobacco                         $ 4,826,815
--------------------------------------------------------------------------------
              HOUSEHOLD & PERSONAL PRODUCTS -- 1.8%
              Household Products -- 1.8%
     26,450   Church & Dwight Co., Inc.                              $ 1,725,862
                                                                     -----------
              Total Household & Personal Products                    $ 1,725,862
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 8.0%
              Health Care Equipment -- 0.7%
      1,810   Intuitive Surgical, Inc.*                              $   682,189
--------------------------------------------------------------------------------
              Health Care Distributors -- 2.1%
     31,900   Cardinal Health, Inc.                                  $ 2,060,740
--------------------------------------------------------------------------------
              Health Care Services -- 2.7%
     37,845   Express Scripts Holding Co.*                           $ 2,548,861
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
              Health Care Technology -- 2.5%
     41,075   Cerner Corp.*                                          $ 2,360,580
                                                                     -----------
              Total Health Care Equipment & Services                 $ 7,652,370
--------------------------------------------------------------------------------
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
              SCIENCES -- 10.4%
              Biotechnology -- 7.3%
     25,095   Celgene Corp.*                                         $ 4,059,617
     39,355   Gilead Sciences, Inc.*                                   2,944,148
                                                                     -----------
                                                                     $ 7,003,765
--------------------------------------------------------------------------------
              Pharmaceuticals -- 3.1%
     31,780   Johnson & Johnson                                      $ 3,008,295
                                                                     -----------
              Total Pharmaceuticals, Biotechnology & Life Sciences   $10,012,060
--------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 6.2%
              Specialized Finance -- 2.1%
      9,295   IntercontinentalExchange Group, Inc.                   $ 1,982,531
--------------------------------------------------------------------------------
              Asset Management & Custody Banks -- 2.6%
     12,685   Affiliated Managers Group, Inc.*                       $ 2,540,171
--------------------------------------------------------------------------------
              Investment Banking & Brokerage -- 1.5%
      8,365   The Goldman Sachs Group, Inc.                          $ 1,413,183
                                                                     -----------
              Total Diversified Financials                           $ 5,935,885
--------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 14.2%
              Internet Software & Services -- 2.9%
      1,225   Google, Inc.*                                          $ 1,297,998
      6,490   LinkedIn Corp.*                                          1,453,955
                                                                     -----------
                                                                     $ 2,751,953
--------------------------------------------------------------------------------
              IT Consulting & Other Services -- 4.6%
     10,820   Cognizant Technology Solutions Corp.*                  $ 1,015,890
     29,020   Gartner, Inc.*                                           1,876,143
      8,540   International Business Machines Corp.                    1,534,467
                                                                     -----------
                                                                     $ 4,426,500
--------------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 2.9%
     13,770   Visa, Inc.                                             $ 2,801,644
--------------------------------------------------------------------------------
              Systems Software -- 3.8%
     26,955   Check Point Software Technologies, Ltd.*               $ 1,667,436
     57,305   Oracle Corp.                                             2,022,293
                                                                     -----------
                                                                     $ 3,689,729
                                                                     -----------
              Total Software & Services                              $13,669,826
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 19

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 8.2%
              Communications Equipment -- 2.9%
     37,335   Qualcomm, Inc.                                         $ 2,747,109
--------------------------------------------------------------------------------
              Computer Hardware -- 4.2%
      7,210   Apple, Inc.                                            $ 4,009,265
--------------------------------------------------------------------------------
              Computer Storage & Peripherals -- 1.1%
     46,335   EMC Corp.                                              $ 1,105,090
                                                                     -----------
              Total Technology Hardware & Equipment                  $ 7,861,464
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $53,445,472)                                     $92,680,808
--------------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 96.4%
              (Cost $53,445,472) (a)                                 $92,680,808
--------------------------------------------------------------------------------
              OTHER ASSETS & LIABILITIES -- 3.6%                     $ 3,461,189
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                             $96,141,997
================================================================================

*     Non-income producing security.

(a) At November 30, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $53,554,954 was as follows:

        Aggregate gross unrealized appreciation for all investments in
           which there is an excess of value over tax cost                      $39,422,049

        Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                               (296,195)
                                                                                ------------
        Net unrealized appreciation                                             $39,125,854
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2013 aggregated $13,276,431 and $24,712,971, respectively.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

    Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

    The following is a summary of the inputs used as of November 30, 2013, in valuing the Funds's investments:

--------------------------------------------------------------------------------
                               Level 1           Level 2   Level 3   Total
--------------------------------------------------------------------------------
Common Stocks                  $92,680,808       $ --      $ --      $92,680,808
--------------------------------------------------------------------------------
Total                          $92,680,808       $ --      $ --      $92,680,808
================================================================================

During the year ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 21

Statement of Assets and Liabilities | 11/30/13

ASSETS:
  Investment in securities (cost $53,445,472)                     $ 92,680,808
  Cash                                                               3,426,427
  Receivables --
     Fund shares sold                                                  135,889
     Dividends and foreign taxes withheld                               90,786
  Prepaid expenses                                                      27,180
-------------------------------------------------------------------------------
        Total assets                                              $ 96,361,090
===============================================================================
LIABILITIES:
  Payables --
     Fund shares repurchased                                            56,215
  Due to affiliates                                                     39,407
  Due to Pioneer Investment Management, Inc.                             5,774
  Accrued expenses                                                     117,697
-------------------------------------------------------------------------------
        Total liabilities                                         $    219,093
===============================================================================
NET ASSETS:
  Paid-in capital                                                 $129,576,757
  Accumulated net realized loss on investments                     (72,670,096)
  Net unrealized appreciation on investments                        39,235,336
-------------------------------------------------------------------------------
        Total net assets                                          $ 96,141,997
===============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $56,707,792/3,259,558 shares)                 $      17.40
  Class B (based on $2,257,376/141,328 shares)                    $      15.97
  Class C (based on $23,060,125/1,435,352 shares)                 $      16.07
  Class R (based on $1,182,530/70,458 shares)                     $      16.78
  Class Y (based on $12,934,174/731,102 shares)                   $      17.69
MAXIMUM OFFERING PRICE:
  Class A ($17.40 (divided by) 94.25% )                           $      18.46
===============================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Statement of Operations

For the Year Ended 11/30/13

INVESTMENT INCOME:
  Dividends                                              $880,541
  Interest                                                  2,602
--------------------------------------------------------------------------------
        Total investment income                                    $   883,143
--------------------------------------------------------------------------------
EXPENSES:
  Management fees                                        $664,399
  Transfer agent fees
     Class A                                               86,114
     Class B                                               13,840
     Class C                                               20,712
     Class R                                                1,162
     Class Y                                                2,346
  Distribution fees
     Class A                                              128,584
     Class B                                               28,140
     Class C                                              203,725
     Class R                                                5,749
  Shareholder communications expense                      125,304
  Administrative reimbursements                            45,778
  Custodian fees                                            9,813
  Registration fees                                        71,634
  Professional fees                                        51,525
  Printing expense                                         23,579
  Fees and expenses of nonaffiliated Trustees               6,242
  Miscellaneous                                             6,918
--------------------------------------------------------------------------------
     Total expenses                                                $ 1,495,564
     Less fees waived and expenses reimbursed by
         Pioneer Investment Management, Inc.                          (224,431)
--------------------------------------------------------------------------------
     Net expenses                                                  $ 1,271,133
--------------------------------------------------------------------------------
         Net investment loss                                       $  (387,990)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND CLASS ACTION:
  Net realized gain on:
     Investments                                                   $ 8,350,844
--------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments             $14,706,206
--------------------------------------------------------------------------------
  Net gain on investments                                          $23,057,050
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations             $22,669,060
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 23

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------
                                                           Year Ended      Year Ended
                                                           11/30/13        11/30/12
-----------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                        $    (387,990)  $    (430,059)
Net realized gain on investments and class action              8,350,844       6,883,755
Change in net unrealized appreciation (depreciation)
  on investments                                              14,706,206       3,897,520
-----------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations  $  22,669,060   $  10,351,216
-----------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares               $  10,937,014   $  11,403,983
Reinvestment of distributions                                         --              --
Cost of shares repurchased                                   (23,143,312)    (28,849,863)
-----------------------------------------------------------------------------------------
     Net decrease in net assets resulting from
        Fund share transactions                            $ (12,206,298)  $ (17,445,880)
-----------------------------------------------------------------------------------------
     Net decrease in net assets                            $  10,462,762   $  (7,094,664)
NET ASSETS:
Beginning of year                                             85,679,235      92,773,899
-----------------------------------------------------------------------------------------
End of year                                                $  96,141,997   $  85,679,235
=========================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

-------------------------------------------------------------------------------------
                                '13 Shares  '13 Amount     '12 Shares   '12 Amount
-------------------------------------------------------------------------------------
Class A
Shares sold                      441,666    $  6,717,240      567,222   $  7,589,938
Reinvestment of distributions         --              --           --             --
Less shares repurchased         (796,255)    (11,936,687)  (1,142,409)   (15,007,026)
-------------------------------------------------------------------------------------
      Net decrease              (354,589)   $ (5,219,447)    (575,187)  $ (7,417,088)
=====================================================================================
Class B
Shares sold or exchanged           4,298    $     62,939       18,654   $    224,187
Reinvestment of distributions         --              --           --             --
Less shares repurchased         (152,445)     (2,093,400)    (175,255)    (2,174,228)
-------------------------------------------------------------------------------------
      Net decrease              (148,147)   $ (2,030,461)    (156,601)  $ (1,950,041)
=====================================================================================
Class C
Shares sold                      214,396    $  3,015,205      202,695   $  2,502,082
Reinvestment of distributions         --              --           --             --
Less shares repurchased         (318,327)     (4,366,662)    (405,398)    (5,127,399)
-------------------------------------------------------------------------------------
      Net decrease              (103,931)   $ (1,351,457)    (202,703)  $ (2,625,317)
=====================================================================================
Class R
Shares sold                       15,827    $    227,836       18,553   $    233,523
Reinvestment of distributions         --              --           --             --
Less shares repurchased          (29,705)       (435,165)     (46,933)      (590,834)
-------------------------------------------------------------------------------------
      Net decrease               (13,878)   $   (207,329)     (28,380)  $   (357,311)
=====================================================================================
Class Y
Shares sold                       59,515    $    913,794       58,180   $    854,253
Reinvestment of distributions         --              --           --             --
Less shares repurchased         (282,165)     (4,311,398)    (445,982)    (5,950,376)
-------------------------------------------------------------------------------------
      Net decrease              (222,650)   $ (3,397,604)    (387,802)  $ (5,096,123)
=====================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 25

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------
                                                            Year         Year          Year          Year        Year
                                                            Ended        Ended         Ended         Ended       Ended
                                                            11/30/13     11/30/12      11/30/11      11/30/10    11/30/09
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  13.46    $  12.02      $  11.59      $ 10.98     $  8.40
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.03)   $  (0.03)     $  (0.03)     $  0.00(a)  $  0.02
   Net realized and unrealized (loss) on investments             3.97        1.47          0.46         0.62        2.59
-------------------------------------------------------------------------------------------------------------------------
Net (decrease) from investment operations                    $   3.94    $   1.44      $   0.43      $  0.62     $  2.61
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $     --      $     --      $ (0.01)    $ (0.03)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   3.94    $   1.44      $   0.43      $  0.61     $  2.58
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  17.40    $  13.46      $  12.02      $ 11.59     $ 10.98
=========================================================================================================================
Total return*                                                   29.27%      11.98%(c)      3.71%(b)     5.62%      31.24%
Ratio of net expenses to average net assets                      1.20%       1.20%         1.20%        1.20%       1.20%
Ratio of net investment income (loss) to average net assets     (0.20)%     (0.24)%       (0.21)%       0.01%       0.18%
Portfolio turnover rate                                            16%         25%           37%          31%         15%
Net assets, end of period (in thousands)                     $ 56,708    $ 48,629      $ 50,370      $81,235     $88,635
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.54%       1.63%         1.55%        1.50%       1.56%
   Net investment loss                                          (0.54)%     (0.67)%       (0.56)%      (0.30)%     (0.18)%
=========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) Amount rounds to less than $0.01 per share.

(b) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.

(c) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.57%.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

-----------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year          Year          Year        Year
                                                             Ended       Ended         Ended         Ended       Ended
                                                             11/30/13    11/30/12      11/30/11      11/30/10    11/30/09
-----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $  12.47    $  11.24      $  10.94      $  10.44    $   8.03
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                       $  (0.22)   $  (0.18)     $  (0.16)     $  (0.11)   $  (0.06)(a)
   Net realized and unrealized gain (loss) on investments        3.72        1.41          0.46          0.61        2.47
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.50    $   1.23      $   0.30      $   0.50    $   2.41
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $     --      $     --      $     --    $     --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   3.50    $   1.23      $   0.30      $   0.50    $   2.41
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  15.97    $  12.47      $  11.24      $  10.94    $  10.44
=============================================================================================================================
Total return*                                                   28.07%      10.94%(c)      2.74%(b)      4.79%      30.01%
Ratio of net expenses to average net assets                      2.10%       2.10%         2.10%         2.10%       2.10%
Ratio of net investment loss to average net assets              (1.09)%     (1.15)%       (1.10)%       (0.90)%     (0.72)%
Portfolio turnover rate                                            16%         25%           37%           31%         15%
Net assets, end of period (in thousands)                     $  2,257    $  3,608      $  5,014      $  7,794    $ 12,006
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                2.70%       2.66%         2.60%         2.48%       2.59%
   Net investment loss                                          (1.69)%     (1.71)%       (1.61)%       (1.28)%     (1.21)%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

(b) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 2.36%.

(c) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 10.53%.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 27

-----------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year          Year          Year        Year
                                                             Ended       Ended         Ended         Ended       Ended
                                                             11/30/13    11/30/12      11/30/11      11/30/10    11/30/09
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $  12.54    $  11.30      $  11.00      $  10.50    $   8.08
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                       $  (0.16)   $  (0.15)     $  (0.14)     $  (0.10)   $  (0.06)(a)
   Net realized and unrealized gain (loss) on investments        3.69        1.39          0.44          0.60        2.48
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.53    $   1.24      $   0.30      $   0.50    $   2.42
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $     --      $     --      $     --    $     --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   3.53    $   1.24      $   0.30      $   0.50    $   2.42
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  16.07    $  12.54      $  11.30      $  11.00    $  10.50
=============================================================================================================================
Total return*                                                   28.15%      10.97%(c)      2.73%(b)      4.76%      29.95%
Ratio of net expenses to average net assets                      2.10%       2.10%         2.10%         2.10%       2.10%
Ratio of net investment loss to average net assets              (1.10)%     (1.14)%       (1.10)%       (0.90)%     (0.72)%
Portfolio turnover rate                                            16%         25%           37%           31%         15%
Net assets, end of period (in thousands)                     $ 23,060    $ 19,298      $ 19,692      $ 25,199    $ 28,305
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                2.24%       2.30%         2.27%         2.24%       2.29%
   Net investment loss                                          (1.24)%     (1.34)%       (1.28)%       (1.03)%     (0.91)%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(b) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 2.39%.
(c) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 10.58%.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

------------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year          Year          Year         Year
                                                             Ended       Ended         Ended         Ended        Ended
                                                             11/30/13    11/30/12      11/30/11      11/30/10     11/30/09
------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $  13.01    $  11.66      $  11.27      $ 10.69      $   8.17
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                       $  (0.07)   $  (0.07)     $  (0.07)     $ (0.02)     $  (0.01)(a)
   Net realized and unrealized gain (loss) on investments        3.84        1.42          0.46         0.60          2.53
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   3.77    $   1.35      $   0.39      $  0.58      $   2.52
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $     --      $     --      $ (0.00)(b)  $     --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   3.77    $   1.35      $   0.39      $  0.58      $   2.52
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  16.78    $  13.01      $  11.66      $ 11.27      $  10.69
==============================================================================================================================
Total return*                                                   28.98%      11.58%(d)      3.46%(c)     5.44%        30.84%
Ratio of net expenses to average net assets                      1.45%       1.45%         1.45%        1.45%         1.45%
Ratio of net investment loss to average net assets              (0.46)%     (0.52)%       (0.46)%      (0.24)%       (0.09)%
Portfolio turnover rate                                            16%         25%           37%          31%           15%
Net assets, end of period (in thousands)                     $  1,183    $  1,098      $  1,314      $ 2,168      $  2,400
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.84%       1.96%         1.73%        1.67%         1.82%
   Net investment loss                                          (0.85)%     (1.03)%       (0.74)%      (0.47)%       (0.46)%
==============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

(b) Amount rounds to less than $0.01 or $(0.01) per share.

(c) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.06%.

(d) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.24%.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 29

-----------------------------------------------------------------------------------------------------------------------
                                                             Year        Year          Year          Year      Year
                                                             Ended       Ended         Ended         Ended     Ended
                                                             11/30/13    11/30/12      11/30/11      11/30/10  11/30/09
-----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  13.68    $  12.21      $  11.75      $ 11.12   $  8.50
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.03)   $  (0.02)     $  (0.00)(a)  $  0.03   $  0.05
   Net realized and unrealized gain (loss) on investments        4.04        1.49          0.46         0.63      2.61
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   4.01    $   1.47      $   0.46      $  0.66   $  2.66
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $     --      $     --      $ (0.03)  $ (0.04)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   4.01    $   1.47      $   0.46      $  0.63   $  2.62
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  17.69    $  13.68      $  12.21      $ 11.75   $ 11.12
=======================================================================================================================
Total return*                                                   29.31%      12.04%(c)      3.91%(b)     5.93%    31.41%
Ratio of net expenses to average net assets                      1.17%       1.11%         0.97%        0.94%     0.98%
Ratio of net investment income (loss) to average net assets     (0.17)%     (0.15)%        0.01%        0.26%     0.45%
Portfolio turnover rate                                            16%         25%           37%          31%       15%
Net assets, end of period (in thousands)                     $ 12,934    $ 13,046      $ 16,385      $46,323   $59,976
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.17%       1.11%         0.97%        0.94%     0.98%
   Net investment income (loss)                                 (0.17)%     (0.15)%        0.01%        0.26%     0.45%
=======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a) Amount rounds to less than $(0.01) per share.

(b) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.

(c) If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.65%.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Notes to Financial Statements | 11/30/13

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C and Class R shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 31

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    At November 30, 2013, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services).

32 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2013, the Fund did not accrue any interest and penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At November 30, 2013, the Fund reclassified $387,990 to decrease paid-in-capital and $387,990 to decrease accumulated net investment loss to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    At November 30, 2013, the Fund had a net capital loss carryforward of $72,560,614 of which the following amounts will expire in 2016 and 2017 if not utilized: $6,085,041 in 2016 and $66,475,573 in 2017.

    During the year ended November 30, 2013, a capital loss carryforward of $8,333,687 was utilized to offset net realized gains by the Fund.

    There were no distributions paid during the year ended November 30, 2013.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 33

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2013:

    ----------------------------------------------------------------------------
                                                                          2013
    ----------------------------------------------------------------------------
    Distributable Earnings:
    Capital loss carryforward                                    $ (72,560,614)
    Net unrealized appreciation                                     39,125,854
    ----------------------------------------------------------------------------
         Total                                                   $ (33,434,760)
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $5,308 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2013.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

E.  Risks

    The Fund invests in a limited number of securities, and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those

34 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the year ended November 30, 2013, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.75% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. As of November 30, 2013, PIMUSA has yet to exercise the aforementioned acquisition rights.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. Fees waived and expenses reimbursed during the year ended November 30, 2013 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 35

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $9,379 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the year ended November 30, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $ 66,292
Class B                                                                    6,123
Class C                                                                   29,478
Class R                                                                    2,847
Class Y                                                                   20,564
--------------------------------------------------------------------------------
  Total                                                                 $125,304
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $25,632 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2013.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,396 in distribution fees payable to PFD at November 30, 2013.

36 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2013, CDSCs in the amount of $1,431 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2013, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended November 30, 2013, the Fund had no borrowings under a credit facility.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust I and the Shareowners of Pioneer Oak Ridge Large Cap Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Large Cap Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust I) as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Large Cap Fund at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 24, 2014

38 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Oak Ridge Large Cap Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 39

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and five year periods ended June 30, 2013, and in the fifth quintile of its Morningstar category for the three and ten year periods ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations

40 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 concerning the renewal of the advisory and sub-advisory agreements. The Trustees considered reasons for the underperformance of the Fund relative to its peer groups and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the fourth quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees noted that the Fund's management fee was approximately three basis points higher than the median management fee of its Morningstar peer group. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the third quintile relative to its Morningstar peer group and in the second quintile relative to its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 41 complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub- Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub- Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the Sub-Adviser with respect to the Fund and the percentage that such fees represented of the Sub-Adviser's overall revenues. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable and also that the percentage that sub-advisory fees represented of the Sub-Adviser's overall revenues was not unreasonable with respect to the sub-advisory services provided to the Fund.

42 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Funds are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to share-owners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and Officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 54 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 49 Pioneer funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

44 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                         Other Directorships
Position Held with the Fund   Length of Service         Principal Occupation                             Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (63)          Trustee since 2006.       Chairman (2008-present) and Chief Executive      Director, Broadridge
Chairman of the Board         Serves until a            Officer (2008-2012), Quadriserv, Inc.            Financial Solutions, Inc.
and Trustee                   successor trustee is      (technology products for securities lending      (investor communications
                              elected or earlier        industry) (2008 - present); private investor     and securities processing
                              retirement or removal.    (2004 - 2008); and Senior Executive Vice         provider for financial
                                                        President, The Bank of New York (financial       services industry) (2009 -
                                                        and securities services) (1986 - 2004)           present); Director,
                                                                                                         Quadriserv, Inc. (2005 -
                                                                                                         present); and Commissioner,
                                                                                                         New Jersey State Civil
                                                                                                         Service Commission (2011 -
                                                                                                         present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (69)            Trustee since 2005.       Managing Partner, Federal City Capital           Director of Enterprise
Trustee                       Serves until a            Advisors (corporate advisory services            Community Investment, Inc.
                              successor trustee is      company) (1997 - 2004 and 2008 - present);       (privately-held affordable
                              elected or earlier        Interim Chief Executive Officer, Oxford          housing finance company)
                              retirement or removal.    Analytica, Inc. (privately held research and     (1985 - 2010); Director of
                                                        consulting company) (2010); Executive Vice       Oxford Analytica, Inc.
                                                        President and Chief Financial Officer,           (2008 - present); Director
                                                        I-trax, Inc. (publicly traded health care        of The Swiss Helvetia Fund,
                                                        services company) (2004 - 2007); and             Inc. (closed-end fund)
                                                        Executive Vice President and Chief Financial     (2010 - present); and
                                                        Officer, Pedestal Inc. (internet-based           Director of New York
                                                        mortgage trading company) (2000 - 2002)          Mortgage Trust (publicly
                                                                                                         traded mortgage REIT) (2004
                                                                                                         - 2009, 2012 - present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (69)     Trustee since 2008.       William Joseph Maier Professor of Political      Trustee, Mellon
Trustee                       Serves until a            Economy, Harvard University (1972 - present)     Institutional Funds
                              successor trustee is                                                       Investment Trust and Mellon
                              elected or earlier                                                         Institutional Funds Master
                              retirement or removal.                                                     Portfolio (oversaw 17
                                                                                                         portfolios in fund complex)
                                                                                                         (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 45

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                         Other Directorships
Position Held with the Fund   Length of Service        Principal Occupation                              Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (66)     Trustee since 2003.      Founding Director, Vice President and Corporate   None
Trustee                       Serves until a           Secretary, The Winthrop Group, Inc. (consulting
                              successor trustee is     firm) (1982-present); Desautels Faculty of
                              elected or earlier       Management, McGill University (1999 - present);
                              retirement or            and Manager of Research Operations and
                              removal.                 Organizational Learning, Xerox PARC, Xerox's
                                                       advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (65)      Trustee since 2003.      President and Chief Executive Officer, Newbury,   Director of New America
Trustee                       Serves until a           Piret & Company, Inc. (investment banking firm)   High Income Fund, Inc.
                              successor trustee is     (1981 - present)                                  (closed-end investment
                              elected or earlier                                                         company) (2004 - present);
                              retirement or                                                              and member, Board of
                              removal.                                                                   Governors, Investment
                                                                                                         Company Institute (2000 -
                                                                                                         2006)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (85)          Trustee since 2012.      Senior Counsel, Sullivan & Cromwell LLP (law      Director, The Swiss
Trustee                       Serves until a           firm) (1998 - present); and Partner, Sullivan &   Helvetia Fund, Inc.
                              successor trustee is     Cromwell LLP (prior to 1998)                      (closed-end investment
                              elected or earlier                                                         company) (1995- 2012); and
                              retirement or                                                              Director, Invesco, Ltd.
                              removal.                                                                   (formerly AMVESCAP, PLC)
                                                                                                         (investment manager)
                                                                                                         (1997-2005)
------------------------------------------------------------------------------------------------------------------------------------

46 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                             Other Directorships
Position Held with the Fund     Length of Service        Principal Occupation                                  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (55)*       Trustee since 2007.      Director, CEO and President of PIM-USA (since         None
Trustee and Executive Vice      Serves until a           February 2007); Director and President of Pioneer
President+                      successor trustee is     and Pioneer Institutional Asset Management, Inc.
                                elected or earlier       (since February 2007); Executive Vice President of
                                retirement or            all of the Pioneer Funds (since March 2007);
                                removal.                 Director of PGAM (2007 - 2010); Head of New Europe
                                                         Division, PGAM (2000 - 2005); Head of New Markets
                                                         Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Kingsbury is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

+ Mr. Kingsbury became President and Chief Executive Officer of the Fund effective January 1, 2014.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 47

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                             Other Directorships
Position Held with the Fund     Length of Service        Principal Occupation                                  Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (87)**       Since 2003. Serves at    President of all the Pioneer Funds; Non-Executive     None
President and Chief             the discretion of the    Chairman and a director of Pioneer Investment
Executive Officer of the        Board.                   Management USA Inc. ("PIM-USA") (until November
Fund***                                                  2013); Chairman and a director of Pioneer;
                                                         Chairman and Director of Pioneer Institutional
                                                         Asset Management, Inc. (until November 2013);
                                                         Director of Pioneer Alternative Investment
                                                         Management Limited (Dublin) (until October 2011);
                                                         President and a director of Pioneer Alternative
                                                         Investment Management (Bermuda) Limited and
                                                         affiliated funds (until November 2013); Deputy
                                                         Chairman and a director of Pioneer Global Asset
                                                         Management S.p.A. ("PGAM") (until April 2010);
                                                         Director of Nano-C, Inc. (since 2003); Director
                                                         of Cole Management Inc. (2004 - 2011); Director
                                                         of Fiduciary Counseling, Inc. (until December
                                                         2011); Trustee of all of the Pioneer Funds (until
                                                         November 2013); and Retired Partner, Wilmer
                                                         Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (48)      Since 2003. Serves at    Vice President and Associate General Counsel of       None
Secretary                       the discretion of the    Pioneer since January 2008 and Secretary of all
                                Board.                   of the Pioneer Funds since June 2010; Assistant
                                                         Secretary of the Pioneer Funds from September
                                                         2003 to May 2010; and Vice President and Senior
                                                         Counsel of Pioneer from July 2002 to December
                                                         2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (52)          Since 2010. Serves at    Fund Governance Director of Pioneer since             None
Assistant Secretary             the discretion of the    December 2006 and Assistant Secretary of all the
                                Board.                   Pioneer Funds since June 2010; Manager - Fund
                                                         Governance of Pioneer from December 2003 to
                                                         November 2006; and Senior Paralegal of Pioneer
                                                         from January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (50)               Since 2010. Serves at    Counsel of Pioneer since June 2007 and Assistant      None
Assistant Secretary             the discretion of the    Secretary of all the Pioneer Funds since June
                                Board.                   2010; and Vice President and Counsel at State
                                                         Street Bank from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Cogan resigned as a Trustee of the Pioneer Funds effective November 12, 2013.

*** Mr. Cogan resigned as President and Chief Executive Officer of the Fund effective January 1, 2014.

48 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                            Other Directorships
Position Held with the Fund     Length of Service        Principal Occupation                                 Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (53)            Since 2008. Serves       Vice President - Fund Treasury of Pioneer;           None
Treasurer and Chief             at the discretion of     Treasurer of all of the Pioneer Funds since March
Financial and Accounting        the Board.               2008; Deputy Treasurer of Pioneer from March 2004
Officer of the Fund                                      to February 2008; and Assistant Treasurer of all
                                                         of the Pioneer Funds from March 2004 to February
                                                         2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (48)           Since 2003. Serves       Assistant Vice President - Fund Treasury of          None
Assistant Treasurer             at the discretion of     Pioneer; and Assistant Treasurer of all of the
                                the Board.               Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (55)              Since 2003. Serves       Fund Accounting Manager - Fund Treasury of           None
Assistant Treasurer             at the discretion of     Pioneer; and Assistant Treasurer of all of the
                                the Board.               Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (33)           Since 2009. Serves       Fund Administration Manager - Fund Treasury of       None
Assistant Treasurer             at the discretion of     Pioneer since November 2008; Assistant Treasurer
                                the Board.               of all of the Pioneer Funds since January 2009;
                                                         and Client Service Manager - Institutional
                                                         Investor Services at State Street Bank from March
                                                         2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (61)            Since 2010. Serves       Chief Compliance Officer of Pioneer and of all       None
Chief Compliance Officer        at the discretion of     the Pioneer Funds since March 2010; Director of
                                the Board.               Adviser and Portfolio Compliance at Pioneer since
                                                         October 2005; and Senior Compliance Officer for
                                                         Columbia Management Advisers, Inc. from October
                                                         2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (42)            Since 2006. Serves       Director--Transfer Agency Compliance of Pioneer       None
Anti-Money Laundering           at the discretion of     and Anti-Money Laundering Officer of all the
Officer                         the Board.               Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 49

                           This page for your notes.

50 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

                           This page for your notes.

           Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13 51

                           This page for your notes.

52 Pioneer Oak Ridge Large Cap Growth Fund | Annual Report | 11/30/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19450-07-0114

                       Pioneer Oak Ridge
                       Small Cap Growth Fund

--------------------------------------------------------------------------------
                      Annual Report | November 30, 2013
--------------------------------------------------------------------------------

                       Ticker Symbols:

                       Class A    ORIGX
                       Class B    ORIBX
                       Class C    ORICX
                       Class K    ORIKX
                       Class R    ORSRX
                       Class Y    ORIYX

                       [LOGO] PIONEER
                              Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            7

Prices and Distributions                                                     8

Performance Update                                                           9

Comparing Ongoing Fund Expenses                                             15

Schedule of Investments                                                     17

Financial Statements                                                        22

Notes to Financial Statements                                               32

Report of Independent Registered Public Accounting Firm                     40

Approval of Investment Advisory and Sub-Advisory Agreements                 41

Trustees, Officers and Service Providers                                    46

            Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 1

President's Letter

Dear Shareowner,

When we look at the U.S. economy heading into 2014, we continue to see slow, but steady, growth. Employment has also been rising steadily, but only modestly. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only modestly, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. The scaled-back "fiscal cliff" tax increases and spending cuts have meaningfully cut the budget deficit without driving the economy into recession. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation.

After observing the strengthening economic trends, the Federal Reserve (the Fed) hinted that it might begin scaling back its "QE" quantitative easing program later in 2013 and could terminate its bond purchases altogether sometime in 2014. In September, however, the Fed surprised many market participants by deciding not to start scaling back QE yet, but announced later in the year that it would, in fact, begin tapering QE. The Fed has also said that short-term interest rates are likely to remain near zero for some time to come, given that inflation remains subdued and unemployment remains too high.

The U.S. government's partial shutdown in October rattled the markets to a degree, but did not immediately have a significant negative impact on the economy or capital markets. As the year drew to a close, leaders in Washington reached a bipartisan budget agreement that establishes top-line government spending levels for the next two fiscal years, a move which should help to diffuse the threat of another shutdown. That certainly was welcome news for investors who had grown weary of the uncertainty caused by the constant, politically motived bickering over the nation's fiscal policies.

There are certainly risks and uncertainties that continue to plague the global economy as we head into the new year. The European economy remains weak, though it is beginning to show signs of stabilization, and a number of countries in the emerging markets have experienced difficulties. Still, a potential ending of the European recession, continuing economic improvement in Japan in response to the new government's easing policies, and a "soft landing" of 7% growth in China could very well result in an improving global outlook in 2014.

*   Dividends are not guaranteed.

2 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

There are also geopolitical worries abroad and the aforementioned political fights at home, and while most of the widely recognized risks we've outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

The Fed's aggressive monetary policies and fears about economic growth had helped drive long-term Treasury yields to unsustainably low levels; the return to more normal levels has resulted in disappointing returns for bond investors during much of 2013, but the stock market has delivered double-digit returns to equity investors who were willing to brave the "wall of worry".

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

            Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 3

Portfolio Management Discussion | 11/30/13

In the following interview, David Klaskin, Chairman, Chief Executive Officer and Chief Investment Officer of Oak Ridge Investments, LLC, the sub-adviser of Pioneer Oak Ridge Small Cap Growth Fund, discusses the factors that influenced the Fund's performance during the 12-month period ended November 30, 2013. Mr. Klaskin is Pioneer Oak Ridge Small Cap Growth Fund's lead portfolio manager.

Q   How did the Fund perform during the 12-month period ended November 30, 2013?

A Pioneer Oak Ridge Small Cap Growth Fund's Class A shares returned 38.32% at net asset value during the 12-month period ended November 30, 2013, while the Fund's benchmarks, the Russell 2000 Growth Index and the Russell 2000 Index, returned 44.47% and 40.99%, respectively. During the same period, the average return of the 506 mutual funds in Lipper's Small Cap Growth Funds category was 41.75%, and the average return of the 704 mutual funds in Morningstar's Small Growth category was 40.59%.

Q Could you cite the main reasons for the Fund's underperformance of the Russell 2000 Growth Index during the 12-month period ended November 30, 2013?

A The Fund's benchmark-relative performance during the period was pressured by stock selection results, particularly in the information technology and consumer discretionary sectors. While the Fund's absolute return in both market segments was strong, the Fund nonetheless fell short of the even larger returns of the Russell 2000 Growth Index in those sectors.
    In the information technology sector, the portfolio's tilt toward stocks with what we considered to be more attractive valuations had an above-average effect on relative returns during the period, given the unusually high returns generated by some of the sector's momentum-driven names (stocks that rose in correlation with the overall market). In addition, a handful of specific portfolio holdings suffered downturns during the 12-month period, including SolarWinds, Vocus, and Dice Holdings. The underperformance of those names was offset to some extent by the significant gains from several of the Fund's other information technology holdings, including Virtusa, Cardtronics, EPAM Systems, and Proofpoint.

    In consumer discretionary, the Fund held a sizeable underweight relative to the Russell 2000 Growth Index due to what we saw as a shrinking pool of growth stocks with reasonable valuations. Those views prevented the Fund from participating fully in the sector's outperformance during the 12-month period. The portfolio holding in the sector that detracted the most from benchmark-relative returns was Vitamin Shoppe, the specialty retailer of vitamins, minerals and other nutritional supplements. Vitamin

4 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

    Shoppe was one of the Fund's best-performing stocks in 2012, but it has underperformed in 2013 due to a weaker outlook. We continue to hold the stock in the Fund based on the belief that its earnings will reaccelerate.

    Another detractor from the Fund's benchmark-relative performance during the period was a cash position that averaged about 4% of the portfolio's assets during the 12-month period. That type of cash position is normal for the portfolio, as we believe it is necessary both for managing cash flows and making sure the Fund is in a position to take advantage of investment opportunities as they arise. However, during a 12-month period featuring a bullish market with gains of 30% to 40%, even the small cash position had a significant negative effect on the Fund's benchmark-relative returns.

Q Which sector allocations and/or individual investments added value to the Fund's benchmark-relative performance during the 12-month period ended November 30, 2013?

A The Fund had a very strong showing in health care during the 12-month period. A number of the portfolio's holdings in the sector had lagged in 2012, but we maintained those positions based on strong company fundamentals. Our patience was rewarded in 2013 as many of the portfolio's former laggards rebounded to post excellent returns. Among the top contributors to the Fund's benchmark-relative performance in the sector were Akorn, Salix Pharmaceuticals, Questcor Pharmaceuticals, and Align Technology. In addition, returns were helped by the Fund's holding a benchmark-relative overweight in the outperforming sector.

    In a general sense, our approach within health care is to focus on pharmaceutical and biotechnology companies with drugs in the later stages of development, rather than investing the Fund in the many smaller, high-risk biotech stocks that populate the Russell 2000 Growth Index. While we will occasionally make exceptions for companies with promising new products - such as NPS Pharmaceuticals, another strong contributor to the Fund's returns over the past year - our focus on more mature companies has worked out well over time.

    Broader sector positioning also was a positive for the Fund's benchmark-relative performance during the 12-month period. The portfolio held a zero-weighting in materials and an underweight in consumer staples, enabling the Fund to avoid the underperformance of the two sectors. In addition, the Fund's overweight in industrial stocks helped it to capitalize on the sector's strong performance. The Fund's return in the industrials sector was further boosted by a position in WageWorks, a professional service company focused on providing tax-advantaged programs for employee health savings accounts. The stock increased in value by more than 300% during the 12-month period behind its robust underlying growth trends.

            Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 5

Q   What is your outlook?

A Small-cap stocks generated outstanding returns during the Fund's fiscal year ended November 30, 2013, lifting the three-and five-year average annual returns for the Russell 2000 Growth Index to extraordinary levels:
    18.90% and 23.38%, respectively. While investors who held on through the 2007- 2008 financial crisis have been rewarded, the strong rally has also caused valuations in the small-cap growth asset class to move to the high end of the historical range. As a result, we believe it is reasonable to expect more muted returns in the years ahead. By the same token, we believe talk of a "bubble" in small caps is misguided due to the strong underlying fundamentals of companies within the asset class.

    Our investment approach in this environment is to maintain our long-standing strategy of being highly selective in our search for individual stocks to add to the Fund's portfolio. We believe our focus on company fundamentals and stock valuations, together with our avoidance of the most richly-valued momentum stocks, should hold the Fund in good stead even if the performance of the broader market cools off. One aspect of our investment strategy that we believe stands out as having helped the Fund's performance over time is our emphasis on seeking companies with strong, organic revenue growth that signals the potential to sustain earnings even during environments featuring tepid economic expansion. As markets gradually return to more normal conditions, we believe there could be an even greater opportunity for the Fund's investment discipline to produce solid results.

Please refer to the Schedule of Investments on pages 17-21 for a full listing of Fund securities.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes.

6 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Portfolio Summary | 11/30/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                           100.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                  25.9%
Information Technology                       23.4%
Health Care                                  21.3%
Consumer Discretionary                       12.6%
Financials                                    8.8%
Energy                                        5.9%
Consumer Staples                              2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Akorn, Inc.                                                            4.52%
--------------------------------------------------------------------------------
 2. WEX, Inc.                                                              3.14
--------------------------------------------------------------------------------
 3. MWI Veterinary Supply, Inc.                                            3.05
--------------------------------------------------------------------------------
 4. Portfolio Recovery Associates, Inc.                                    3.05
--------------------------------------------------------------------------------
 5. The Middleby Corp.                                                     2.79
--------------------------------------------------------------------------------
 6. AO Smith Corp.                                                         2.66
--------------------------------------------------------------------------------
 7. Wolverine World Wide, Inc.                                             2.56
--------------------------------------------------------------------------------
 8. Gulfport Energy Corp.                                                  2.52
--------------------------------------------------------------------------------
 9. Questcor Pharmaceuticals, Inc.                                         2.51
--------------------------------------------------------------------------------
10. Colfax Corp.                                                           2.46
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

            Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 7

Prices and Distributions | 11/30/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                      11/30/13                     11/30/12
--------------------------------------------------------------------------------
          A                         $38.74                       $29.43
--------------------------------------------------------------------------------
          B                         $34.91                       $26.90
--------------------------------------------------------------------------------
          C                         $32.42                       $25.04
--------------------------------------------------------------------------------
          R                         $38.63                       $29.40
--------------------------------------------------------------------------------
          Y                         $39.31                       $29.73
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                      11/30/13                     12/20/12*
--------------------------------------------------------------------------------
          K*                        $38.94                       $29.77
--------------------------------------------------------------------------------

*   Class K shares were first publicly offered on December 20, 2012.

Distributions per Share: 12/1/12-11/30/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Short-Term         Long-Term
        Class         Dividends        Capital Gains      Capital Gains
--------------------------------------------------------------------------------
          A            $    --             $   --             $1.9468
--------------------------------------------------------------------------------
          B            $    --             $   --             $1.9468
--------------------------------------------------------------------------------
          C            $    --             $   --             $1.9468
--------------------------------------------------------------------------------
          K*           $    --             $   --             $1.9468
--------------------------------------------------------------------------------
          R            $    --             $   --             $1.9468
--------------------------------------------------------------------------------
          Y            $    --             $   --             $1.9468
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 2000 Growth Index is an unmanaged index that measures the performance of U.S. small-cap growth stocks. The Russell 2000 Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. Index returns are calculated monthly, assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 9-14.

*   Class K shares were first publicly offered on December 20, 2012.

8 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Performance Update | 11/30/13                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Oak Ridge Small Cap Growth Fund at public offering price during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 Net Asset         Public Offering
Period           Value (NAV)       Price (POP)
--------------------------------------------------------------------------------
10 Years         10.13%             9.48%
5 Years          20.97             19.55
1 Year           38.32             30.34
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                 Gross             Net
--------------------------------------------------------------------------------
                  1.51%             1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $  9,425                $ 10,000       $ 10,000
11/30/2004             $ 10,980                $ 11,726       $ 11,083
11/30/2005             $ 12,038                $ 12,681       $ 11,976
11/30/2006             $ 13,030                $ 14,891       $ 13,587
11/30/2007             $ 14,017                $ 14,716       $ 14,419
11/30/2008             $  9,551                $  9,204       $  8,459
11/30/2009             $ 11,735                $ 11,462       $ 11,046
11/30/2010             $ 15,027                $ 14,554       $ 14,387
11/30/2011             $ 16,756                $ 14,955       $ 15,063
11/30/2012             $ 17,889                $ 16,913       $ 16,740
11/30/2013             $ 24,744                $ 23,846       $ 24,184

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class A shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

            Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 9

Performance Update | 11/30/13                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Oak Ridge Small Cap Growth Fund during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 If                If
Period           Held              Redeemed
--------------------------------------------------------------------------------
10 Years          9.17%             9.17%
5 Years          19.87             19.87
1 Year           37.09             33.09
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross             Net
--------------------------------------------------------------------------------
                  2.39%             2.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $ 10,000                $ 10,000       $ 10,000
11/30/2004             $ 11,571                $ 11,726       $ 11,083
11/30/2005             $ 12,574                $ 12,681       $ 11,976
11/30/2006             $ 13,482                $ 14,891       $ 13,587
11/30/2007             $ 14,374                $ 14,716       $ 14,419
11/30/2008             $  9,712                $  9,204       $  8,459
11/30/2009             $ 11,823                $ 11,462       $ 11,046
11/30/2010             $ 14,995                $ 14,554       $ 14,387
11/30/2011             $ 16,568                $ 14,955       $ 15,063
11/30/2012             $ 17,534                $ 16,913       $ 16,740
11/30/2013             $ 24,037                $ 23,846       $ 24,184

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class B shares of the Fund includes the net asset value performance of the predecessor fund's Class A shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund. Class B shares were first publicly offered on February 17, 2004.

10 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Performance Update | 11/30/13                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Oak Ridge Small Cap Growth Fund during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 If                If
Period           Held              Redeemed
--------------------------------------------------------------------------------
10 Years          9.25%             9.25%
5 Years          19.99             19.99
1 Year           37.33             37.33
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                  Gross
--------------------------------------------------------------------------------
                  2.17%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $ 10,000                $ 10,000       $ 10,000
11/30/2004             $ 11,562                $ 11,726       $ 11,083
11/30/2005             $ 12,573                $ 12,681       $ 11,976
11/30/2006             $ 13,495                $ 14,891       $ 13,587
11/30/2007             $ 14,406                $ 14,716       $ 14,419
11/30/2008             $  9,734                $  9,204       $  8,459
11/30/2009             $ 11,852                $ 11,462       $ 11,046
11/30/2010             $ 15,039                $ 14,554       $ 14,387
11/30/2011             $ 16,632                $ 14,955       $ 15,063
11/30/2012             $ 17,632                $ 16,913       $ 16,740
11/30/2013             $ 24,214                $ 23,846       $ 24,184

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance of Class C shares of the Fund includes the net asset value performance of the predecessor fund's Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 11

Performance Update | 11/30/13                                     Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class K shares of Pioneer Oak Ridge Small Cap Growth Fund during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 If                If
Period           Held              Redeemed
--------------------------------------------------------------------------------
10 Years         10.19%            10.19%
5 Years          21.09             21.09
1 Year           39.00             39.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 0.92%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $ 10,000                $ 10,000       $ 10,000
11/30/2004             $ 11,651                $ 11,726       $ 11,083
11/30/2005             $ 12,774                $ 12,681       $ 11,976
11/30/2006             $ 13,827                $ 14,891       $ 13,587
11/30/2007             $ 14,874                $ 14,716       $ 14,419
11/30/2008             $ 10,135                $  9,204       $  8,459
11/30/2009             $ 12,452                $ 11,462       $ 11,046
11/30/2010             $ 15,946                $ 14,554       $ 14,387
11/30/2011             $ 17,781                $ 14,955       $ 15,063
11/30/2012             $ 18,983                $ 16,913       $ 16,740
11/30/2013             $ 26,387                $ 23,846       $ 24,184

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance shown for Class K shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). The performance shown for Class K shares of the Fund for the period from February 13, 2004, to the inception of Class K shares on December 20, 2012, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class K shares, the performance for Class K shares prior to their inception on December 20, 2012, would have been higher than the performance shown. For the period beginning December 20, 2012, the actual performance of Class K shares is reflected.

Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

12 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Performance Update | 11/30/13                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Oak Ridge Small Cap Growth Fund during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 If                If
Period           Held              Redeemed
--------------------------------------------------------------------------------
10 Years         10.11%            10.11%
5 Years          20.91             20.91
1 Year           38.09             38.09
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                 Gross             Net
--------------------------------------------------------------------------------
                 1.93%             1.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $ 10,000                $ 10,000       $ 10,000
11/30/2004             $ 11,651                $ 11,726       $ 11,083
11/30/2005             $ 12,774                $ 12,681       $ 11,976
11/30/2006             $ 13,827                $ 14,891       $ 13,587
11/30/2007             $ 14,874                $ 14,716       $ 14,419
11/30/2008             $ 10,135                $  9,204       $  8,459
11/30/2009             $ 12,452                $ 11,462       $ 11,046
11/30/2010             $ 15,946                $ 14,554       $ 14,387
11/30/2011             $ 17,781                $ 14,955       $ 15,063
11/30/2012             $ 18,965                $ 16,913       $ 16,740
11/30/2013             $ 26,188                $ 23,846       $ 24,184

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2015, for Class R shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance shown for Class R shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the predecessor fund. The performance shown for Class R shares of the Fund for the period from February 13, 2004, to the inception of Class R shares on April 2, 2012, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares (but not other differences in expenses). For the period beginning April 2, 2012, the actual performance of Class R shares is reflected.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 13

Performance Update | 11/30/13                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Oak Ridge Small Cap Growth Fund during the periods shown, compared to the values of the Russell 2000 Growth Index and the Russell 2000 Index.

Average Annual Total Returns
(As of November 30, 2013)
--------------------------------------------------------------------------------
                 If                If
Period           Held              Redeemed
--------------------------------------------------------------------------------
10 Years         10.28%            10.28%
5 Years          21.29             21.29
1 Year           38.84             38.84
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2013)
--------------------------------------------------------------------------------
                 Gross
--------------------------------------------------------------------------------
                 1.03%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                       Pioneer Oak Ridge       Russell 2000
                       Small Cap Growth Fund   Growth Index   Russell 2000 Index
11/30/2003             $  5,000,000            $  5,000,000   $  5,000,000
11/30/2004             $  5,825,688            $  5,862,961   $  5,541,701
11/30/2005             $  6,386,943            $  6,340,369   $  5,988,202
11/30/2006             $  6,913,611            $  7,445,688   $  6,793,418
11/30/2007             $  7,437,063            $  7,358,229   $  7,209,515
11/30/2008             $  5,067,681            $  4,601,953   $  4,229,401
11/30/2009             $  6,226,177            $  5,730,769   $  5,523,075
11/30/2010             $  7,993,628            $  7,277,077   $  7,193,578
11/30/2011             $  8,941,179            $  7,477,543   $  7,531,557
11/30/2012             $  9,582,699            $  8,456,322   $  8,369,810
11/30/2013             $ 13,304,679            $ 11,922,832   $ 12,092,010

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the Fund is the accounting successor of the predecessor fund. In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the Fund. The performance shown for Class Y shares of the Fund for periods prior to February 13, 2004, is based on the performance of the predecessor fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). The performance shown for Class Y shares of the Fund for the period from February 13, 2004, to the inception of Class Y shares on December 29, 2009, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares of the Fund and its predecessor are generally higher than those of Class Y shares, the performance for Class Y shares for periods prior to their inception on December 29, 2009, would have been higher than the performance shown. For the period beginning December 29, 2009, the actual performance of Class Y shares is reflected.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

14 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an invest-ment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from June 1, 2013 through November 30, 2013.

--------------------------------------------------------------------------------------------
Share Class               A           B           C           K           R           Y
--------------------------------------------------------------------------------------------
Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value on 6/1/13
--------------------------------------------------------------------------------------------
Ending Account         $1,209.41   $1,203.92   $1,205.28   $1,242.89   $1,208.24   $1,208.36
Value (after expenses)
on 11/30/13
--------------------------------------------------------------------------------------------
Expenses Paid          $    7.75   $   12.71   $   11.72   $    5.00   $    8.86   $    5.65
During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.12%, 0.89%, 1.60% and 1.02% for Class A, Class B, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2013 through November 30, 2013.

--------------------------------------------------------------------------------------------
Share Class               A           B           C           K           R           Y
--------------------------------------------------------------------------------------------
Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value on 6/1/13
--------------------------------------------------------------------------------------------
Ending Account         $1,018.05   $1,013.54   $1,014.44   $1,020.61   $1,017.05   $1,019.95
Value (after expenses)
on 11/30/13
--------------------------------------------------------------------------------------------
Expenses Paid          $    7.08   $   11.61   $   10.71   $    4.51   $    8.09   $    5.16
During Period*
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.30%, 2.12%, 0.89%, 1.60% and 1.02% for Class A, Class B, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

16 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Schedule of Investments | 11/29/13

----------------------------------------------------------------------------------
 Shares                                                             Value
----------------------------------------------------------------------------------
               COMMON STOCKS -- 94.6%
               ENERGY -- 5.6%
               Oil & Gas Exploration & Production -- 5.6%
     882,300   Approach Resources, Inc.*                            $   18,695,937
     819,000   Gulfport Energy Corp.*                                   47,854,170
   2,000,000   Halcon Resources Corp.*                                   8,020,000
     819,000   Oasis Petroleum, Inc.*                                   37,780,470
                                                                    --------------
                                                                    $  112,350,577
                                                                    --------------
               Total Energy                                         $  112,350,577
----------------------------------------------------------------------------------
               CAPITAL GOODS -- 19.1%
               Aerospace & Defense -- 3.0%
   1,817,593   The KEYW Holding Corp.*                              $   22,519,977
     489,483   Triumph Group, Inc.                                      36,192,373
                                                                    --------------
                                                                    $   58,712,350
----------------------------------------------------------------------------------
               Building Products -- 2.5%
     932,732   AO Smith Corp.                                       $   50,507,438
----------------------------------------------------------------------------------
               Industrial Machinery -- 9.4%
     838,800   Actuant Corp.                                        $   32,780,304
     682,930   Altra Holdings, Inc.*                                    20,747,413
     307,679   CLARCOR, Inc.                                            18,623,810
     802,400   Colfax Corp.*                                            46,603,392
     240,104   The Middleby Corp.*                                      53,024,567
     465,600   Trimas Corp.*                                            17,031,648
                                                                    --------------
                                                                    $  188,811,134
----------------------------------------------------------------------------------
               Trading Companies & Distributors -- 4.2%
   1,043,500   Beacon Roofing Supply, Inc.*                         $   38,797,330
     473,600   Watsco, Inc.                                             45,446,656
                                                                    --------------
                                                                    $   84,243,986
                                                                    --------------
               Total Capital Goods                                  $  382,274,908
----------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 3.9%
               Environmental & Facilities Services -- 1.7%
     778,495   Waste Connections, Inc.*                             $   34,207,070
----------------------------------------------------------------------------------
               Human Resource & Employment Services -- 2.2%
     751,900   WageWorks, Inc.*                                     $   43,083,870
                                                                    --------------
               Total Commercial Services & Supplies                 $   77,290,940
----------------------------------------------------------------------------------
               TRANSPORTATION -- 1.6%
               Trucking -- 1.6%
   1,167,500   Roadrunner Transportation Systems, Inc.*             $   31,966,150
                                                                    --------------
               Total Transportation                                 $   31,966,150
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 17

----------------------------------------------------------------------------------
 Shares                                                             Value
----------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.5%
               Footwear -- 3.5%
     274,000   Deckers Outdoor Corp.*                               $   22,643,360
   1,473,880   Wolverine World Wide, Inc.                               48,505,391
                                                                    --------------
                                                                    $   71,148,751
                                                                    --------------
               Total Consumer Durables & Apparel                    $   71,148,751
----------------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.9%
               Restaurants -- 2.9%
     167,000   Buffalo Wild Wings, Inc.*                            $   25,090,080
   1,190,300   Texas Roadhouse, Inc.                                    33,304,594
                                                                    --------------
                                                                    $   58,394,674
                                                                    --------------
               Total Consumer Services                              $   58,394,674
----------------------------------------------------------------------------------
               RETAILING -- 5.5%
               Distributors -- 1.0%
     599,926   LKQ Corp.*                                           $   19,887,547
----------------------------------------------------------------------------------
               Catalog Retail -- 1.3%
     450,000   HSN, Inc.*                                           $   25,830,000
----------------------------------------------------------------------------------
               Specialty Stores -- 1.5%
     580,100   Vitamin Shoppe, Inc.*                                $   31,482,027
----------------------------------------------------------------------------------
               Automotive Retail -- 1.7%
     496,681   Group 1 Automotive, Inc.                             $   33,997,814
                                                                    --------------
               Total Retailing                                      $  111,197,388
----------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 1.7%
               Food Distributors -- 1.0%
     305,000   United Natural Foods, Inc.*                          $   20,999,250
----------------------------------------------------------------------------------
               Food Retail -- 0.7%
     338,000   The Fresh Market, Inc.*                              $   13,759,980
                                                                    --------------
               Total Food & Staples Retailing                       $   34,759,230
----------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 9.9%
               Health Care Equipment -- 2.6%
   1,097,797   Globus Medical, Inc.*                                $   21,143,570
     441,700   Sirona Dental Systems, Inc.*                             30,380,126
                                                                    --------------
                                                                    $   51,523,696
----------------------------------------------------------------------------------
               Health Care Supplies -- 2.6%
     519,500   Align Technology, Inc.*                              $   28,385,480
   1,015,000   Spectranetics Corp.*                                     23,608,900
                                                                    --------------
                                                                    $   51,994,380
----------------------------------------------------------------------------------
               Health Care Distributors -- 2.9%
     317,835   MWI Veterinary Supply, Inc.*                         $   57,900,002
----------------------------------------------------------------------------------
               Health Care Technology -- 1.8%
   1,507,409   Omnicell, Inc.*                                      $   36,554,668
                                                                    --------------
               Total Health Care Equipment & Services               $  197,972,746
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

----------------------------------------------------------------------------------
 Shares                                                             Value
----------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY &
               LIFE SCIENCES -- 10.4%
               Biotechnology -- 2.0%
   1,496,100   NPS Pharmaceuticals, Inc.*                           $   39,512,001
----------------------------------------------------------------------------------
               Pharmaceuticals -- 8.4%
   3,328,100   Akorn, Inc.*                                         $   85,698,574
     821,700   Questcor Pharmaceuticals, Inc.                           47,666,817
     411,600   Salix Pharmaceuticals, Ltd.*                             34,907,796
                                                                    --------------
                                                                    $  168,273,187
                                                                    --------------
               Total Pharmaceuticals, Biotechnology & Life Sciences $  207,785,188
----------------------------------------------------------------------------------
               BANKS -- 2.1%
               Regional Banks -- 2.1%
   1,276,858   BankUnited, Inc.*                                    $   41,216,976
                                                                    --------------
               Total Banks                                          $   41,216,976
----------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 5.5%
               Consumer Finance -- 2.9%
     989,697   Portfolio Recovery Associates, Inc.*                 $   57,798,305
----------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 1.0%
     101,800   Affiliated Managers Group, Inc.*                     $   20,385,450
----------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.6%
     740,280   Stifel Financial Corp.*                              $   33,142,336
                                                                    --------------
               Total Diversified Financials                         $  111,326,091
----------------------------------------------------------------------------------
               INSURANCE -- 0.7%
               Property & Casualty Insurance -- 0.7%
     304,710   ProAssurance Corp.                                   $   14,650,457
                                                                    --------------
               Total Insurance                                      $   14,650,457
----------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 19.0%
               Internet Software & Services -- 0.8%
   2,153,200   Dice Holdings, Inc.*                                 $   15,675,296
----------------------------------------------------------------------------------
               IT Consulting & Other Services -- 3.9%
     712,702   EPAM Systems, Inc.*                                  $   25,279,540
   1,230,700   Sapient Corp.*                                           19,358,911
     929,075   Virtusa Corp.*                                           32,787,057
                                                                    --------------
                                                                    $   77,425,508
----------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 6.5%
   1,027,667   Cardtronics, Inc.*                                   $   43,768,338
     590,000   MAXIMUS, Inc.                                            26,845,000
     599,810   WEX, Inc.*                                               59,537,141
                                                                    --------------
                                                                    $  130,150,479
----------------------------------------------------------------------------------
               Application Software -- 7.4%
     219,321   ANSYS, Inc.*                                         $   18,789,230
     515,840   Ellie Mae, Inc.*                                         14,546,688
   1,090,554   RealPage, Inc.*                                          24,439,315

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 19

----------------------------------------------------------------------------------
 Shares                                                             Value
----------------------------------------------------------------------------------
               Application Software (continued)
   1,378,289   Seachange International, Inc.*                       $   20,453,809
     547,100   Solera Holdings, Inc.*                                   36,518,925
   1,076,097   Synchronoss Technologies, Inc.*                          34,144,558
                                                                    --------------
                                                                    $  148,892,525
----------------------------------------------------------------------------------
               Systems Software -- 0.4%
     280,326   Proofpoint, Inc.*                                    $    8,549,943
                                                                    --------------
               Total Software & Services                            $  380,693,751
----------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 1.5%
               Electronic Components -- 1.5%
   1,725,000   InvenSense, Inc.*                                    $   29,825,250
                                                                    --------------
               Total Technology Hardware & Equipment                $   29,825,250
----------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
               Semiconductors -- 1.7%
     544,942   Hittite Microwave Corp.*                         $       34,456,683
                                                                    --------------
               Total Semiconductors & Semiconductor Equipment       $   34,456,683
----------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,187,344,064)                                $1,897,309,760
----------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 94.6%
               (Cost $1,187,344,064) (a)                            $1,897,309,760
----------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- 5.4%                   $  107,525,811
----------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $2,004,835,571
----------------------------------------------------------------------------------

*     Non-income producing security.

(a) At November 30, 2013, the net unrealized appreciation on investments based on cost for federal, Income tax purposes of $1,188,263,318 was as follows:

         Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                             $ 740,421,634

         Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                               (31,375,192)
                                                                                  -------------
         Net unrealized appreciation                                              $ 709,046,442
                                                                                  =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2013 aggregated $498,796,314 and $384,766,284, respectively.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below. Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

    Level 1 -- quoted prices in active markets for identical securities.

    Level 2 -- other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 -- significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                            Level 1             Level 2  Level 3  Total
--------------------------------------------------------------------------------
Common Stocks               $1,897,309,760      $ --     $ --     $1,897,309,760
--------------------------------------------------------------------------------
Total                       $1,897,309,760      $ --     $ --     $1,897,309,760
================================================================================

During the year ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 21

Statement of Assets and Liabilities | 11/30/13

ASSETS:
  Investment in securities (cost $1,187,344,064)                  $1,897,309,760
  Cash                                                               103,380,598
  Receivables --
     Investment securities sold                                           28,997
     Fund shares sold                                                  5,680,659
     Dividends                                                           197,022
  Prepaid expenses                                                        61,844
--------------------------------------------------------------------------------
       Total assets                                               $2,006,658,880
================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                              $       20,000
     Fund shares repurchased                                             896,226
  Due to affiliates                                                      712,786
  Accrued expenses                                                       194,297
--------------------------------------------------------------------------------
        Total liabilities                                         $    1,823,309
================================================================================
NET ASSETS:
  Paid-in capital                                                 $1,283,017,569
  Accumulated net realized gain on investments                        11,852,306
  Net unrealized gain on investments                                 709,965,696
--------------------------------------------------------------------------------
        Total net assets                                          $2,004,835,571
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $599,193,249/15,465,395 shares)               $        38.74
  Class B (based on $4,398,765/125,993 shares)                    $        34.91
  Class C (based on $103,819,011/3,202,594 shares)                $        32.42
  Class K (based on $10,676,896/274,168 shares)                   $        38.94
  Class R (based on $1,367,134/35,394 shares)                     $        38.63
  Class Y (based on $1,285,380,516/32,696,186 shares)             $        39.31
MAXIMUM OFFERING PRICE:
  Class A ($38.74 (divided by) 94.25%)                            $        41.10
================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Statement of Operations

For the Year Ended 11/30/13

INVESTMENT INCOME:
  Dividends                                             $ 6,778,902
  Interest                                                   59,427
-----------------------------------------------------------------------------------
        Total investment income                                      $   6,838,329
-----------------------------------------------------------------------------------
EXPENSES:
  Management fees                                       $13,805,030
  Transfer agent fees and expenses
     Class A                                                243,367
     Class B                                                 19,483
     Class C                                                 46,147
     Class K                                                     60
     Class R                                                    787
     Class Y                                                112,430
  Distribution fees
     Class A                                              1,242,592
     Class B                                                 45,420
     Class C                                                869,809
     Class R                                                  3,180
  Shareholder communications fee                          2,552,501
  Administrative reimbursements                             476,946
  Custodian fees                                             37,660
  Registration fees                                         172,266
  Professional fees                                         103,838
  Printing expense                                           62,451
  Fees and expenses of nonaffiliated trustees                58,606
  Miscellaneous                                              64,419
-----------------------------------------------------------------------------------
     Total expenses                                                  $  19,916,992
     Less fees waived and expenses reimbursed
        by Pioneer Investment Management, Inc.                             (22,235)
-----------------------------------------------------------------------------------
     Net expenses                                                    $  19,894,757
-----------------------------------------------------------------------------------
        Net investment loss                                          $ (13,056,428)
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   $ 110,738,858
-----------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments               $ 450,844,045
-----------------------------------------------------------------------------------
  Net loss on investments                                            $ 561,582,903
-----------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations               $ 548,526,475
===================================================================================

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 23

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                           Year Ended       Year Ended
                                                           11/30/13         11/30/12
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                        $  (13,056,428)  $   (8,244,385)
Net realized gain on investments and class actions            110,738,858       35,257,365
Change in net unrealized gain (loss) on investments           450,844,045       50,163,826
-------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations  $  548,526,475   $   77,176,806
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
     Class A ($1.95 and $0.90 per share, respectively)     $  (28,730,134)  $  (12,480,002)
     Class B ($1.95 and $0.90 per share, respectively)           (232,337)        (181,801)
     Class C ($1.95 and $0.90 per share, respectively)         (5,892,822)      (2,550,074)
     Class K* ($1.95 and $0.90 per share, respectively)          (508,454)              --
     Class R** ($1.95 and $0.90 per share, respectively)          (63,054)          (7,049)
     Class Y ($1.95 and $0.90 per share, respectively)        (60,757,525)     (24,757,821)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $  (96,184,326)  $  (39,976,747)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares               $  637,964,053   $  684,797,150
Reinvestment of distributions                                  87,261,345       36,262,934
Cost of shares repurchased                                   (516,250,604)    (467,386,877)
-------------------------------------------------------------------------------------------
     Net increase in net assets resulting from
        Fund share transactions                            $  208,974,794   $  253,673,207
-------------------------------------------------------------------------------------------
     Net increase in net assets                            $  661,316,943   $  290,873,266
NET ASSETS:
Beginning of year                                           1,343,518,628    1,052,645,362
-------------------------------------------------------------------------------------------
End of year                                                $2,004,835,571   $1,343,518,628
===========================================================================================

*   Class K shares were first publicly offered on December 20, 2012.

**  Class R shares were first publicly offered on April 2, 2012.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

-------------------------------------------------------------------------------------------
                                '13 Shares   '13 Amount       '12 Shares   '12 Amount
-------------------------------------------------------------------------------------------
Class A
Shares sold                      5,335,020   $ 186,976,950     4,818,164   $   156,456,047
Reinvestment of distributions      685,476      26,280,809       384,111        11,131,520
Less shares repurchased         (4,811,969)   (166,939,453)   (9,370,756)     (276,432,163)
-------------------------------------------------------------------------------------------
      Net increase (decrease)    1,208,527   $  46,318,306    (4,168,481)  $  (108,844,596)
===========================================================================================
Class B
Shares sold or exchanged            20,194   $     646,567        19,374   $       512,562
Reinvestment of distributions        6,571         227,009         6,470           171,385
Less shares repurchased           (106,120)     (3,197,957)     (134,606)       (3,688,837)
-------------------------------------------------------------------------------------------
      Net decrease                 (79,355)  $  (2,324,381)     (108,762)  $    (3,004,890)
===========================================================================================
Class C
Shares sold                        674,487   $  19,869,351       978,414   $    24,616,269
Reinvestment of distributions      143,531       4,604,436        79,771         1,966,373
Less shares repurchased           (548,287)    (15,923,486)     (580,491)      (15,484,044)
-------------------------------------------------------------------------------------------
      Net increase                 269,731   $   8,550,301       477,694   $    11,098,598
===========================================================================================
Class K*
Shares sold                        317,011   $  10,971,409            --   $            --
Reinvestment of distributions       12,862         495,564            --                --
Less shares repurchased            (55,705)     (2,012,502)           --                --
-------------------------------------------------------------------------------------------
      Net increase                 274,168   $   9,454,471            --   $            --
===========================================================================================
Class R**
Shares sold                         34,065   $   1,233,078         8,653   $       251,759
Reinvestment of distributions        1,412          53,948           169             4,903
Less shares repurchased             (8,182)       (295,542)         (723)          (21,253)
-------------------------------------------------------------------------------------------
      Net increase                  27,295   $     991,484         8,099   $       235,409
===========================================================================================
Class Y
Shares sold                     11,870,122   $ 418,266,698    16,855,208   $   502,960,513
Reinvestment of distributions    1,429,295      55,599,579       785,403        22,988,753
Less shares repurchased         (9,017,245)   (327,881,664)   (5,339,290)     (171,760,580)
-------------------------------------------------------------------------------------------
      Net increase               4,282,172   $ 145,984,613    12,301,321   $   354,188,686
===========================================================================================

*   Class K shares were first publicly offered on December 20, 2012.

**  Class R shares were first publicly offered on April 2, 2012.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Year        Year        Year        Year        Year
                                                                         Ended       Ended       Ended       Ended       Ended
                                                                         11/30/13    11/30/12    11/30/11    11/30/10    11/30/09
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                     $  29.43    $  28.42    $  26.84    $  20.96    $  17.06
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                                   $  (0.32)   $  (0.27)   $  (0.28)   $  (0.22)   $  (0.12)
   Net realized and unrealized gain (loss) on investments                   11.58        2.18        3.30        6.10        4.02
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                       $  11.26    $   1.91    $   3.02    $   5.88    $   3.90
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                                        (1.95)      (0.90)      (1.44)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $   9.31    $   1.01    $   1.58    $   5.88    $   3.90
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  38.74    $  29.43    $  28.42    $  26.84    $  20.96
====================================================================================================================================
Total return*                                                               38.32%       6.76%      11.51%      28.05%      22.86%
Ratio of net expenses to average net assets                                  1.40%       1.40%       1.40%       1.28%       1.36%
Ratio of net investment loss to average net assets                          (0.99)%     (0.88)%     (1.00)%     (0.92)%     (0.82)%
Portfolio turnover rate                                                        24%         23%         26%         27%         29%
Net assets, end of period (in thousands)                                 $599,193    $419,590    $523,611    $493,766    $396,023
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                            1.40%       1.51%       1.51%       1.56%       1.60%
   Net investment loss                                                      (0.99)%     (0.98)%     (1.11)%     (1.21)%     (1.06)%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

------------------------------------------------------------------------------------------------------------------------------
                                                                         Year       Year       Year       Year       Year
                                                                         Ended      Ended      Ended      Ended      Ended
                                                                         11/30/13   11/30/12   11/30/11   11/30/10   11/30/09
------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                     $ 26.90    $ 26.28    $ 25.15    $ 19.83    $ 16.29
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                                   $ (0.67)   $ (0.63)   $ (0.57)   $ (0.47)   $ (0.19)
   Net realized and unrealized gain (loss) on investments                  10.63       2.15       3.14       5.79       3.73
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                       $  9.96    $  1.52    $  2.57    $  5.32    $  3.54
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                                       (1.95)     (0.90)     (1.44)        --         --
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $  8.01    $  0.62    $  1.13    $  5.32    $  3.54
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $ 34.91    $ 26.90    $ 26.28    $ 25.15    $ 19.83
==============================================================================================================================
Total return*                                                              37.09%      5.83%     10.49%     26.83%     21.73%
Ratio of net expenses to average net assets                                 2.30%      2.30%      2.30%      2.17%      2.24%
Ratio of net investment loss to average net assets                         (1.86)%    (1.80)%    (1.91)%    (1.82)%    (1.73)%
Portfolio turnover rate                                                       24%        23%        26%        27%        29%
Net assets, end of period (in thousands)                                 $ 4,399    $ 5,524    $ 8,256    $ 9,142    $ 9,197
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                           2.48%      2.39%      2.37%      2.48%      2.60%
   Net investment loss                                                     (2.03)%    (1.89)%    (1.98)%    (2.13)%    (2.09)%
==============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 27

-------------------------------------------------------------------------------------------------------------------------------
                                                                         Year        Year       Year       Year       Year
                                                                         Ended       Ended      Ended      Ended      Ended
                                                                         11/30/13    11/30/12   11/30/11   11/30/10   11/30/09
-------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                     $  25.04    $ 24.48    $ 23.50    $ 18.52    $ 15.21
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                                   $  (0.46)   $ (0.36)   $ (0.42)   $ (0.38)   $ (0.22)
   Net realized and unrealized gain (loss) on investments                    9.79       1.82       2.84       5.36       3.53
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                       $   9.33    $  1.46    $  2.42    $  4.98    $  3.31
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                                        (1.95)     (0.90)     (1.44)        --         --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                               $   7.38    $  0.56    $  0.98    $  4.98    $  3.31
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $  32.42    $ 25.04    $ 24.48    $ 23.50    $ 18.52
===============================================================================================================================
Total return*                                                               37.33%      6.01%     10.59%     26.89%     21.76%
Ratio of net expenses to average net assets                                  2.12%      2.17%      2.20%      2.18%      2.26%
Ratio of net investment loss to average net assets                          (1.71)%    (1.63)%    (1.81)%    (1.82)%    (1.71)%
Portfolio turnover rate                                                        24%        23%        26%        27%        29%
Net assets, end of period (in thousands)                                 $103,819    $73,426    $60,111    $47,291    $36,280
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                            2.12%      2.17%      2.20%      2.29%      2.40%
   Net investment loss                                                      (1.71)%    (1.63)%    (1.81)%    (1.93)%    (1.86)%
===============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

--------------------------------------------------------------------------------
                                                                 12/20/12 (a)
                                                                 (Commencement
                                                                 of Operations)
                                                                 to 11/30/13
--------------------------------------------------------------------------------
Class K
Net asset value, beginning of period                             $ 29.77
--------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                           $ (0.09)#
   Net realized and unrealized gain on investments                 11.21
--------------------------------------------------------------------------------
Net increase from investment operations                          $ 11.12
--------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                             $ (1.95)
--------------------------------------------------------------------------------
Net increase in net asset value                                  $  9.17
--------------------------------------------------------------------------------
Net asset value, end of period                                   $ 38.94
================================================================================
Total return*                                                      37.14%(b)
Ratio of net expenses to average net assets                         0.89%**
Ratio of net investment income to average net assets               (0.54)%**
Portfolio turnover rate                                               24%(b)
Net assets, end of period (in thousands)                         $10,677
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                   0.89%**
   Net investment income                                           (0.54)%**
================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

(a) Class K shares were first publicly offered on December 20, 2012.

(b) Not Annualized.

# The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 29

--------------------------------------------------------------------------------
                                                               4/2/12 (a)
                                                    Year       (Commencement
                                                    Ended      of Operations)
                                                    11/30/13   to 11/30/12
--------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                $ 29.40    $ 29.75
--------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                              $ (0.22)   $ (0.03)
   Net realized and unrealized gain on investments    11.40       0.58
--------------------------------------------------------------------------------
Net increase from investment operations             $ 11.18    $  0.55
--------------------------------------------------------------------------------
Distributions to shareowners:
  Net realized gain                                   (1.95)   $ (0.90)
--------------------------------------------------------------------------------
Net increase in net asset value                     $  9.23    $ (0.35)
--------------------------------------------------------------------------------
Net asset value, end of period                      $ 38.63    $ 29.40
================================================================================
Total return*                                         38.09%      1.89%(b)
Ratio of net expenses to average net assets            1.60%      1.60%**
Ratio of net investment loss to average net assets    (1.23)%    (0.91)%**
Portfolio turnover rate                                  24%        23%(b)
Net assets, end of period (in thousands)            $ 1,367    $   238
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses                                      1.71%      1.93%**
   Net investment loss                                (1.34)%    (1.25)%**
================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

(a) Class R shares were first publicly offered on April 2, 2012.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

-----------------------------------------------------------------------------------------------------------------------------
                                                                         Year            Year        Year        12/29/09 (a)
                                                                         Ended           Ended       Ended       to
                                                                         11/30/13        11/30/12    11/30/11    11/30/10
-----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                     $    29.73      $  28.59    $  26.91    $  22.77
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment loss                                                   $    (0.20)     $  (0.11)   $  (0.17)   $  (0.07)
   Net realized and unrealized gain on investments                            11.73          2.15        3.29        4.21
-----------------------------------------------------------------------------------------------------------------------------
Net increase from investment operations                                  $    11.53      $   2.04    $   3.12    $   4.14
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                                          (1.95)        (0.90)      (1.44)         --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value                                          $     9.58      $   1.14    $   1.68    $   4.14
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $    39.31      $  29.73    $  28.59    $  26.91
=============================================================================================================================
Total return*                                                                 38.84%         7.17%      11.86%      18.18%
Ratio of net expenses to average net assets                                    1.02%**       1.03%       1.10%       1.03%**
Ratio of net investment loss to average net assets                            (0.61)%**     (0.47)%     (0.71)%     (0.66)%**
Portfolio turnover rate                                                          24%**         23%         26%         27%**
Net assets, end of period (in thousands)                                 $1,285,381      $844,740    $460,667    $195,799
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                              1.02%**       1.03%       1.10%       1.03%**
   Net investment loss                                                        (0.61)%**     (0.47)%     (0.71)%     (0.66)%**
=============================================================================================================================

(a) Class Y shares were first publicly offered on December 29, 2009.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 31

Notes to Financial Statements | 11/30/13

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust I, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class K, Class R and Class Y shares. Class B shares were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on December 29, 2009. Class R shares were first publicly offered on April 2, 2012. Class K shares were first publicly offered on December 20, 2012. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

32 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    At November 30, 2013, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services).

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 33

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2013, the Fund did not accrue any interest and penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At November 30, 2013, the Fund reclassified $13,056,428 to decrease accumulated net investment loss and $13,056,428 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    The tax character of distributions paid during the years ended November 30, 2013 and November 30, 2012 were as follows:

    ----------------------------------------------------------------------------
                                                      2013                  2012
    ----------------------------------------------------------------------------
    Distributions paid from:
    Long-term capital gain                     $96,184,326           $39,976,747
    ----------------------------------------------------------------------------
        Total                                  $96,184,326           $39,976,747
    ============================================================================

34 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2013:

    ----------------------------------------------------------------------------
                                                                            2013
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed long-term capital gain                            $ 12,771,560
    Unrealized appreciation                                          709,046,442
    ----------------------------------------------------------------------------
        Total                                                       $721,818,002
    ============================================================================

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $84,605 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2013.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 35

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Risks

    Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

PIM, a wholly owned subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. For the year ended November 30, 2013, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.83% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund.

On January 7, 2005, Pioneer Investment Management USA, Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated and (ii) the remaining ownership interest twelve years from the date on which the acquisition was consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. As of November 30, 2013, PIMUSA has yet to exercise the aforementioned acquisition rights.

36 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30%, 2.30% and 1.60% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class K and Class Y shares do not have an expense limitation. Fees waived and expenses reimbursed during the year ended November 30, 2013 are reflected on the Statement of Operations. These expense limitations are in effect through April 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $208,929 in management fees, administrative costs and certain other reimbursements payable to PIM at November 30, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the year ended November 30, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $1,070,054
Class B                                                                    7,217
Class C                                                                  156,109
Class R                                                                    1,224
Class Y                                                                1,317,897
--------------------------------------------------------------------------------
    Total                                                             $2,552,501
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $475,568 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at November 30, 2013.

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 37 the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $28,289 in distribution fees payable to PFD at November 30, 2013.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2013, CDSCs in the amount of $14,586 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2013, the Fund's expenses were not reduced under such arrangements.

38 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% on an annualized basis, or the alternate base rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the federal funds rate on the borrowing date and (c) 2% plus the overnight euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating funds based on an allocation schedule set forth in the credit agreement. For the year ended November 30, 2013, the Fund had no borrowings under a credit facility.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust I and the Shareowners of Pioneer Oak Ridge Small Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Oak Ridge Small Cap Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust I) as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Oak Ridge Small Cap Fund at November 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 24, 2014

40 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Oak Ridge Small Cap Growth Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Oak Ridge Investments, LLC (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 41

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2013, in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2013, and in the second quintile of its Morningstar category for the ten year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. The Trustees indicated that they were satisfied with the discussions with PIM with respect to the Fund's performance.

42 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoint in the management fee schedule and the reduced fee rate above a certain asset level. The Trustees noted that the Fund's total net assets as of June 28, 2013 were in excess of the breakpoint in the management fee schedule.

The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2013 was in the third quintile relative to its Morningstar peer group and in the fourth quintile relative to its Strategic Insight peer group, in each case for the comparable period, and that the expense ratio of the Fund's Class Y shares for the twelve months ended June 30, 2013 was in the second quintile relative to both its Morningstar peer group and its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 43

Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub-Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub-Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. The Trustees further considered the sub-advisory fees received by the Sub-Adviser with respect to the Fund and the percentage that such fees represented of the Sub-Adviser's overall revenues. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable and also that the percentage that sub-advisory fees represented of the Sub-Adviser's overall revenues was not unreasonable with respect to the sub-advisory services provided to the Fund.

44 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoint in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

           Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 45

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy voting policies and procedures of the Funds are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to share-owners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and Officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 54 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 49 Pioneer funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

46 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                     Other Directorships
Position Held with the Fund    Length of Service       Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (63)           Trustee since 2006.     Chairman (2008 - present) and Chief            Director, Broadridge
Chairman of the Board and      Serves until a          Executive Officer (2008 - 2012),               Financial Solutions, Inc.
Trustee                        successor trustee is    Quadriserv, Inc. (technology products for      (investor communications
                               elected or earlier      securities lending industry) (2008 -           and securities processing
                               retirement or           present); private investor (2004 - 2008);      provider for financial
                               removal.                and Senior Executive Vice President, The       services industry) (2009 -
                                                       Bank of New York (financial and securities     present); Director,
                                                       services) (1986 - 2004)                        Quadriserv, Inc. (2005 -
                                                                                                      present); and
                                                                                                      Commissioner, New Jersey
                                                                                                      State Civil Service
                                                                                                      Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (69)             Trustee since 2005.     Managing Partner, Federal City Capital         Director of Enterprise
Trustee                        Serves until a          Advisors (corporate advisory services          Community Investment, Inc.
                               successor trustee is    company) (1997 - 2004 and 2008 - present);     (privately-held affordable
                               elected or earlier      Interim Chief Executive Officer, Oxford        housing finance company)
                               retirement or           Analytica, Inc. (privately held research       (1985 - 2010); Director of
                               removal.                and consulting company) (2010); Executive      Oxford Analytica, Inc.
                                                       Vice President and Chief Financial Officer,    (2008 - present); Director
                                                       I-trax, Inc. (publicly traded health care      of The Swiss Helvetia
                                                       services company) (2004 - 2007); and           Fund, Inc. (closed-end
                                                       Executive Vice President and Chief             fund) (2010 - present);
                                                       Financial Officer, Pedestal Inc.               and Director of New York
                                                       (internet-based mortgage trading company)      Mortgage Trust (publicly
                                                       (2000 - 2002)                                  traded mortgage REIT)
                                                                                                      (2004 - 2009, 2012 - present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (69)      Trustee since 2008.     William Joseph Maier Professor of Political    Trustee, Mellon
Trustee                        Serves until a          Economy, Harvard University (1972 -            Institutional Funds
                               successor trustee is    present)                                       Investment Trust and
                               elected or earlier                                                     Mellon Institutional Funds
                               retirement or                                                          Master Portfolio (oversaw
                               removal.                                                               17 portfolios in fund
                                                                                                      complex) (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 47

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                     Other Directorships
Position Held with the Fund    Length of Service       Principal Occupation                           Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (66)      Trustee since 2003.     Founding Director, Vice President and          None
Trustee                        Serves until a          Corporate Secretary, The Winthrop Group,
                               successor trustee is    Inc. (consulting firm) (1982-present);
                               elected or earlier      Desautels Faculty of Management, McGill
                               retirement or           University (1999 - present); and Manager of
                               removal.                Research Operations and Organizational
                                                       Learning, Xerox PARC, Xerox's advance
                                                       research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (65)       Trustee since 2003.     President and Chief Executive Officer,         Director of New America
Trustee                        Serves until a          Newbury, Piret & Company, Inc. (investment     High Income Fund, Inc.
                               successor trustee is    banking firm) (1981 - present)                 (closed-end investment
                               elected or earlier                                                     company) (2004 - present);
                               retirement or                                                          and member, Board of
                               removal.                                                               Governors, Investment
                                                                                                      Company Institute (2000 -
                                                                                                      2006)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (85)           Trustee since 2012.     Senior Counsel, Sullivan & Cromwell LLP        Director, The Swiss
Trustee                        Serves until a          (law firm) (1998 - present); and Partner,      Helvetia Fund, Inc.
                               successor trustee is    Sullivan & Cromwell LLP (prior to 1998)        (closed-end investment
                               elected or earlier                                                     company) (1995-2012); and
                               retirement or                                                          Director, Invesco, Ltd.
                               removal.                                                               (formerly AMVESCAP, PLC)
                                                                                                      (investment manager)
                                                                                                      (1997-2005)
------------------------------------------------------------------------------------------------------------------------------------

48 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                           Other Directorships
Position Held with the Fund     Length of Service      Principal Occupation                                  Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (55)*       Trustee since 2007.    Director, CEO and President of PIM-USA (since         None
Trustee and Executive           Serves until a         February 2007); Director and President of Pioneer
Vice President+                 successor trustee is   and Pioneer Institutional Asset Management, Inc.
                                elected or earlier     (since February 2007); Executive Vice President of
                                retirement or          all of the Pioneer Funds (since March 2007);
                                removal.               Director of PGAM (2007 - 2010); Head of New Europe
                                                       Division, PGAM (2000 - 2005); Head of New Markets
                                                       Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Kingsbury is an Interested Trustee because he is an officer or director of the Fund's investment adviser and certain of its affiliates.

+ Mr. Kingsbury became President and Chief Executive Officer of the Fund effective January 1, 2014.

   Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 49

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                   Term of Office and                                                             Other Directorships
Position Held with the Fund     Length of Service       Principal Occupation                                   Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (87)**       Since 2003. Serves      President of all Pioneer Funds; Non-Executive          None
President and Chief             at the discretion of    Chairman and a director of Pioneer Investment
Executive Officer of the        the Board.              Management USA Inc. ("PIM-USA") (until November
Fund***                                                 2013); Chairman and a director of Pioneer;
                                                        Chairman and Director of Pioneer Institutional
                                                        Asset Management, Inc. (until November 2013);
                                                        Director of Pioneer Alternative Investment
                                                        Management Limited (Dublin) (until October 2011);
                                                        President and a director of Pioneer Alternative
                                                        Investment Management (Bermuda) Limited and
                                                        affiliated funds (until November 2013); Deputy
                                                        Chairman and a director of Pioneer Global Asset
                                                        Management S.p.A. ("PGAM") (until April 2010);
                                                        Director of Nano-C, Inc. (since 2003); Director of
                                                        Cole Management Inc. (2004 - 2011); Director of
                                                        Fiduciary Counseling, Inc. (until December 2011);
                                                        Trustee of all of the Pioneer Funds (until
                                                        November 2013); and Retired Partner, Wilmer Cutler
                                                        Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (48)      Since 2003. Serves      Vice President and Associate General Counsel of        None
Secretary                       at the discretion of    Pioneer since January 2008 and Secretary of all of
                                the Board.              the Pioneer Funds since June 2010; Assistant
                                                        Secretary of the Pioneer Funds from September 2003
                                                        to May 2010; and Vice President and Senior Counsel
                                                        of Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (52)          Since 2010. Serves      Fund Governance Director of Pioneer since December     None
Assistant Secretary             at the discretion of    2006 and Assistant Secretary of all the Pioneer
                                the Board.              Funds since June 2010; Manager - Fund Governance
                                                        of Pioneer from December 2003 to November 2006;
                                                        and Senior Paralegal of Pioneer from January 2000
                                                        to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (50)               Since 2010. Serves      Counsel of Pioneer since June 2007 and Assistant       None
Assistant Secretary             at the discretion of    Secretary of all the Pioneer Funds since June
                                the Board.              2010; and Vice President and Counsel at State
                                                        Street Bank from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Cogan resigned as a Trustee of the Pioneer Funds effective November 12, 2013.

*** Mr. Cogan resigned as President and Chief Executive Officer of the Fund effective January 1, 2014.

50 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                              Other Directorships
Position Held with the Fund    Length of Service        Principal Occupation                                   Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (53)           Since 2008. Serves at    Vice President - Fund Treasury of Pioneer;             None
Treasurer and Chief            the discretion of the    Treasurer of all of the Pioneer Funds since March
Financial and Accounting       Board.                   2008; Deputy Treasurer of Pioneer from March 2004
Officer of the Fund                                     to February 2008; and Assistant Treasurer of all
                                                        of the Pioneer Funds from March 2004 to February
                                                        2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (48)          Since 2003. Serves at    Assistant Vice President - Fund Treasury of            None
Assistant Treasurer            the discretion of the    Pioneer; and Assistant Treasurer of all of the
                               Board.                   Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (55)             Since 2003. Serves at    Fund Accounting Manager - Fund Treasury of             None
 Assistant Treasurer           the discretion of the    Pioneer; and Assistant Treasurer of all of the
                               Board.                   Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (33)          Since 2009. Serves at    Fund Administration Manager - Fund Treasury of         None
Assistant Treasurer            the discretion of the    Pioneer since November 2008; Assistant Treasurer
                               Board.                   of all of the Pioneer Funds since January 2009;
                                                        and Client Service Manager - Institutional
                                                        Investor Services at State Street Bank from March
                                                        2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (61)           Since 2010. Serves at    Chief Compliance Officer of Pioneer and of all the     None
Chief Compliance Officer       the discretion of the    Pioneer Funds since March 2010; Director of
                               Board.                   Adviser and Portfolio Compliance at Pioneer since
                                                        October 2005; and Senior Compliance Officer for
                                                        Columbia Management Advisers, Inc. from October
                                                        2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (42)           Since 2006. Serves at    Director--Transfer Agency Compliance of Pioneer and     None
Anti-Money Laundering          the discretion of the    Anti-Money Laundering Officer of all the Pioneer
Officer                        Board.                   Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13 51

                          This page for your notes.

52 Pioneer Oak Ridge Small Cap Growth Fund | Annual Report | 11/30/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19449-07-0114

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Series Trust I:
Fees for audit services provided to the Funds, including fees associated with the filings of its Form
N-1A, totaled approximately $59,365 in 2013 and approximately $64,744 in 2012.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Series Trust I:
Audit-Related Fees
There were no fees for audit-related or other services provided to the Funds during the fiscal years ended
November 30, 2013 and 2012.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Series Trust I:
Fees for tax compliance services, primarily for tax returns, totaled $16,262 in 2013 and $16,490 in 2012.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Series Trust I:
Other Fees
There were no fees for audit-related or other services provided to the Funds during the fiscal years ended
November 30, 2013 and 2012.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds' audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. For the years ended November 30, 2013 and 2012, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Funds and affiliates, as previously defined, totaled approximately
$16,262 in 2013 and $16,490 in 2012.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Funds' audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date January 29, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date January 29, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date January 29, 2014

* Print the name and title of each signing officer under his or her signature.